UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2011

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2011





[LOGO OF USAA]
    USAA(R)

                                                    [GRAPHIC OF USAA GNMA TRUST]

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       ANNUAL REPORT
       USAA GNMA TRUST(R)
       FUND SHARES o ADVISER SHARES
       MAY 31, 2011

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PRESIDENT'S MESSAGE

"ALTHOUGH STOCK VALUATIONS INCREASED OVER
THE COURSE OF THE REPORTING PERIOD, I BELIEVE      [PHOTO OF DANIEL S. McNAMARA]
THAT AS OF THIS WRITING SAVVY INVESTORS COULD
STILL FIND ATTRACTIVE OPPORTUNITIES"

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JUNE 2011

Market sentiment fluctuated during the fiscal year as investors responded to geopolitical turmoil, shifting monetary policy, higher energy and commodities prices, and concern about the strength and sustainability of the economic recovery.

At the beginning of the period, investors were expecting the Federal Reserve (the Fed) to reverse its monetary accommodations (the Fed's balance sheet had expanded as a result of its quantitative easing programs). Some believed that by doing so, the Fed would compound the nation's economic problems. Perhaps to ease these fears, Fed chairman Ben Bernanke strongly hinted in a speech in late August 2010 about a new round of quantitative easing (QE2). As investors speculated about the size and scope of QE2, the prices of U.S. Treasury securities -- which the Fed was widely expected to buy -- declined and higher risk assets, such as stocks, corporate bonds and high-yield securities, generally rallied. The rally continued through the November mid-term elections.

After the elections, the Fed announced the details of QE2: the purchase of up to $600 billion in long-term Treasuries. In response, and contrary to what one might expect, Treasury prices fell (and yields climbed) as investors continued reallocating their portfolios into higher-risk assets. The preference for higher-risk securities was also supported by better-than-expected corporate earnings. U.S. corporate profits grew by almost 8% in the fourth quarter 2010 and by more than 5% in the first quarter of 2011. Although stock valuations increased over the course of the reporting period, I believe that as of this writing savvy investors could still find attractive opportunities.

In April 2011, a major credit rating agency put U.S. government debt on its watch list. Counter-intuitively, Treasury prices rallied (and yields declined) while legislators debated the nation's fiscal challenges. Treasury prices continued to rise as the Fed started winding down the QE2 program (the program ended on June 30, 2011) and yields ended the reporting period lower than they began. What explains the Treasury market's atypical performance during the fiscal year? In my opinion, investors have used the Fed's exceptional clarity on its interest rate policy to make decisions about how much risk to take.

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Meanwhile, unemployment remained high. Although the employment picture improved somewhat, progress was painfully slow. The housing market also weakened. Without the stimulating effects of the first-time homebuyers credit and amid renewed foreclosure filings by mortgage lenders, home prices softened in many markets.

Overhanging the fiscal year was a never-ending stream of bad news from European peripheral nations. Indeed, the health of the entire global financial system has been stressed by the European Union's (EU) fiscal challenges. Despite loan packages from the EU and the International Monetary Fund, some European countries continue to struggle with large debt burdens, in both the public and private sectors, and growing unrest in response to austerity measures. At the same time, many emerging markets nations are trying to deal with sharply higher prices for all kinds of commodities, including food, and have sought to dampen inflationary pressures by tightening their monetary policies. Commodities prices increased significantly during the reporting period. Gold, for example, reached a new high (intraday on May 2, 2011) of $1,577.57 an ounce.

In Japan, the aftermath of the earthquake and tsunami, the dreadful toll on human life and infrastructure, and the emergencies at some nuclear power plants could potentially affect companies that do business in or with Japan. As of this writing, the impact on the financial markets has been minimal. Meanwhile, we continue to monitor a range of other issues, including the ongoing turmoil in the Middle East and its impact on oil prices. Although we expect prices to increase further, we do not expect them to remain elevated long term. In our opinion, high energy prices are connected to the unfolding events in the Middle East and the Fed's QE2 program. As such, they are an unexpected and unwelcome tax on American consumers, who will have less money to spend on other things.

From all of us at USAA, thank you for the opportunity to serve your investment needs. We will continue to monitor events around the world and stay abreast of issues that could potentially affect your investments with us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, existing bond prices fall.

All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Past performance is no guarantee of future results.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Distributions to Shareholders                                            16

    Report of Independent Registered Public Accounting Firm                  17

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        23

    Financial Statements                                                     25

    Notes to Financial Statements                                            28

EXPENSE EXAMPLE                                                              42

ADVISORY AGREEMENT                                                           44

TRUSTEES' AND OFFICERS' INFORMATION                                          49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND
                                            [PHOTO OF MARGARET "DIDI" WEINBLATT]
MARGARET "DIDI" WEINBLATT, Ph.D., CFA
USAA Investment Management Company

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o   HOW DID THE USAA GNMA TRUST (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the one-year period ended May 31, 2011, the Fund had a total return of 4.93%. This compares to the returns of 5.46% for the Lipper GNMA Funds Index, 5.96% for the Barclays Capital GNMA Index, and 5.21% for the Lipper GNMA Funds Average.

o   HOW WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The Federal Reserve (the Fed) maintained an accommodative monetary policy throughout the reporting period. In addition to keeping short-term interest rates between zero and 0.25%, the Fed also followed a policy of quantitative easing in which it purchased mortgage-backed securities and U.S. Treasuries. In its first round of quantitative easing (QE1), the Fed bought $1.7 trillion of these securities, including $1.25 trillion of Fannie Mae, Freddie Mac and Ginnie Mae (GNMA) mortgage-backed securities.

    Many observers expected interest rates to rise (and bond prices to fall) after QE1 ended. However, as economic growth weakened, the

    Refer to pages 12 and 14 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA GNMA TRUST

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                o 10-YEAR AND 2-YEAR TREASURY YIELDS AND SPREAD o

            [CHART OF 10-YEAR AND 2-YEAR TREASURY YIELDS AND SPREAD]

                    10-YEAR TREASURY YIELD     2-YEAR TREASURY YIELD      SPREAD
 5/31/2001                  5.381%                    4.188%               1.193%
  6/1/2001                  5.364                     4.213                1.151
  6/4/2001                  5.341                     4.179                1.162
  6/5/2001                  5.269                     4.105                1.164
  6/6/2001                  5.255                     4.113                1.142
  6/7/2001                  5.324                     4.121                1.203
  6/8/2001                  5.356                     4.153                1.203
 6/11/2001                  5.284                     4.087                1.197
 6/12/2001                  5.253                     4.061                1.192
 6/13/2001                  5.263                     4.044                1.219
 6/14/2001                  5.221                     4.002                1.219
 6/15/2001                  5.232                     3.976                1.256
 6/18/2001                  5.251                     3.967                1.284
 6/19/2001                  5.236                     3.958                1.278
 6/20/2001                  5.205                     3.949                1.256
 6/21/2001                  5.172                     3.957                1.215
 6/22/2001                  5.115                     3.897                1.218
 6/25/2001                  5.130                     3.922                1.208
 6/26/2001                  5.224                     4.006                1.218
 6/27/2001                  5.235                     4.108                1.127
 6/28/2001                  5.334                     4.209                1.125
 6/29/2001                  5.412                     4.242                1.170
  7/2/2001                  5.322                     4.168                1.154
  7/3/2001                  5.380                     4.235                1.145
  7/4/2001                  5.378                     4.236                1.142
  7/5/2001                  5.391                     4.237                1.154
  7/6/2001                  5.359                     4.120                1.239
  7/9/2001                  5.327                     4.112                1.215
 7/10/2001                  5.274                     4.003                1.271
 7/11/2001                  5.289                     4.054                1.235
 7/12/2001                  5.234                     4.037                1.197
 7/13/2001                  5.217                     4.071                1.146
 7/16/2001                  5.173                     4.038                1.135
 7/17/2001                  5.204                     4.080                1.124
 7/18/2001                  5.091                     3.920                1.171
 7/19/2001                  5.106                     3.946                1.160
 7/20/2001                  5.129                     3.946                1.183
 7/23/2001                  5.104                     3.937                1.167
 7/24/2001                  5.110                     3.937                1.173
 7/25/2001                  5.182                     3.980                1.202
 7/26/2001                  5.129                     3.912                1.217
 7/27/2001                  5.098                     3.863                1.235
 7/30/2001                  5.066                     3.846                1.220
 7/31/2001                  5.054                     3.797                1.257
  8/1/2001                  5.071                     3.813                1.258
  8/2/2001                  5.151                     3.895                1.256
  8/3/2001                  5.157                     3.895                1.262
  8/6/2001                  5.153                     3.862                1.291
  8/7/2001                  5.168                     3.870                1.298
  8/8/2001                  5.050                     3.730                1.320
  8/9/2001                  5.034                     3.729                1.305
 8/10/2001                  4.980                     3.687                1.293
 8/13/2001                  4.976                     3.670                1.306
 8/14/2001                  4.966                     3.720                1.246
 8/15/2001                  5.000                     3.786                1.214
 8/16/2001                  4.940                     3.719                1.221
 8/17/2001                  4.839                     3.643                1.196
 8/20/2001                  4.902                     3.718                1.184
 8/21/2001                  4.864                     3.676                1.188
 8/22/2001                  4.894                     3.726                1.168
 8/23/2001                  4.880                     3.692                1.188
 8/24/2001                  4.922                     3.768                1.154
 8/27/2001                  4.924                     3.734                1.190
 8/28/2001                  4.836                     3.666                1.170
 8/29/2001                  4.771                     3.631                1.140
 8/30/2001                  4.812                     3.596                1.216
 8/31/2001                  4.832                     3.629                1.203
  9/3/2001                  4.826                     3.629                1.197
  9/4/2001                  4.959                     3.794                1.165
  9/5/2001                  4.967                     3.769                1.198
  9/6/2001                  4.873                     3.637                1.236
  9/7/2001                  4.790                     3.505                1.285
 9/10/2001                  4.835                     3.504                1.331
 9/11/2001                  4.727                     3.517                1.210
 9/13/2001                  4.623                     2.984                1.639
 9/14/2001                  4.553                     2.866                1.687
 9/17/2001                  4.623                     2.939                1.684
 9/18/2001                  4.707                     2.947                1.760
 9/19/2001                  4.691                     2.814                1.877
 9/20/2001                  4.742                     2.879                1.863
 9/21/2001                  4.691                     2.867                1.824
 9/24/2001                  4.716                     2.908                1.808
 9/25/2001                  4.700                     2.848                1.852
 9/26/2001                  4.628                     2.806                1.822
 9/27/2001                  4.548                     2.762                1.786
 9/28/2001                  4.588                     2.851                1.737
 10/1/2001                  4.540                     2.803                1.737
 10/2/2001                  4.501                     2.746                1.755
 10/3/2001                  4.468                     2.746                1.722
 10/4/2001                  4.506                     2.738                1.768
 10/5/2001                  4.504                     2.721                1.783
 10/8/2001                  4.506                     2.697                1.809
 10/9/2001                  4.593                     2.729                1.864
10/10/2001                  4.597                     2.754                1.843
10/11/2001                  4.666                     2.836                1.830
10/12/2001                  4.669                     2.803                1.866
10/15/2001                  4.599                     2.754                1.845
10/16/2001                  4.559                     2.737                1.822
10/17/2001                  4.567                     2.762                1.805
10/18/2001                  4.577                     2.745                1.832
10/19/2001                  4.621                     2.754                1.867
10/22/2001                  4.633                     2.779                1.854
10/23/2001                  4.643                     2.770                1.873
10/24/2001                  4.596                     2.695                1.901
10/25/2001                  4.551                     2.649                1.902
10/26/2001                  4.529                     2.625                1.904
10/29/2001                  4.480                     2.560                1.920
10/30/2001                  4.410                     2.448                1.962
10/31/2001                  4.232                     2.423                1.809
 11/1/2001                  4.240                     2.487                1.753
 11/2/2001                  4.358                     2.486                1.872
 11/5/2001                  4.296                     2.445                1.851
 11/6/2001                  4.256                     2.332                1.924
 11/7/2001                  4.178                     2.299                1.879
 11/8/2001                  4.286                     2.404                1.882
 11/9/2001                  4.303                     2.426                1.877
11/12/2001                  4.303                     2.409                1.894
11/13/2001                  4.378                     2.515                1.863
11/14/2001                  4.539                     2.713                1.826
11/15/2001                  4.762                     2.969                1.793
11/16/2001                  4.843                     3.012                1.831
11/19/2001                  4.798                     2.912                1.886
11/20/2001                  4.863                     2.945                1.918
11/21/2001                  5.013                     3.072                1.941
11/22/2001                  4.966                     3.081                1.885
11/23/2001                  4.987                     3.150                1.837
11/26/2001                  5.015                     3.183                1.832
11/27/2001                  4.919                     3.023                1.896
11/28/2001                  4.925                     3.057                1.868
11/29/2001                  4.756                     2.866                1.890
11/30/2001                  4.752                     2.841                1.911
 12/3/2001                  4.687                     2.776                1.911
 12/4/2001                  4.660                     2.800                1.860
 12/5/2001                  4.893                     3.061                1.832
 12/6/2001                  5.013                     3.168                1.845
 12/7/2001                  5.167                     3.201                1.966
12/10/2001                  5.098                     3.053                2.045
12/11/2001                  5.051                     2.971                2.080
12/12/2001                  5.005                     2.971                2.034
12/13/2001                  5.073                     3.037                2.036
12/14/2001                  5.188                     3.153                2.035
12/17/2001                  5.186                     3.137                2.049
12/18/2001                  5.121                     3.087                2.034
12/19/2001                  5.047                     3.070                1.977
12/20/2001                  5.030                     3.070                1.960
12/21/2001                  5.084                     3.129                1.955
12/24/2001                  5.136                     3.155                1.981
12/25/2001                  5.136                     3.147                1.989
12/26/2001                  5.199                     3.231                1.968
12/27/2001                  5.065                     3.071                1.994
12/28/2001                  5.113                     3.157                1.956
12/31/2001                  5.051                     3.026                2.025
  1/1/2002                  5.032                     3.050                1.982
  1/2/2002                  5.160                     3.205                1.955
  1/3/2002                  5.111                     3.172                1.939
  1/4/2002                  5.128                     3.155                1.973
  1/7/2002                  5.049                     3.049                2.000
  1/8/2002                  5.080                     3.057                2.023
  1/9/2002                  5.051                     2.991                2.060
 1/10/2002                  4.979                     2.933                2.046
 1/11/2002                  4.866                     2.727                2.139
 1/14/2002                  4.876                     2.775                2.101
 1/15/2002                  4.835                     2.766                2.069
 1/16/2002                  4.839                     2.790                2.049
 1/17/2002                  4.925                     2.897                2.028
 1/18/2002                  4.894                     2.936                1.958
 1/21/2002                  4.892                     2.878                2.014
 1/22/2002                  4.919                     2.927                1.992
 1/23/2002                  5.029                     3.010                2.019
 1/24/2002                  5.008                     3.142                1.866
 1/25/2002                  5.071                     3.183                1.888
 1/28/2002                  5.073                     3.175                1.898
 1/29/2002                  4.942                     2.988                1.954
 1/30/2002                  5.014                     3.093                1.921
 1/31/2002                  5.033                     3.159                1.874
  2/1/2002                  4.985                     3.069                1.916
  2/4/2002                  4.902                     2.979                1.923
  2/5/2002                  4.894                     2.979                1.915
  2/6/2002                  4.923                     2.955                1.968
  2/7/2002                  4.939                     2.955                1.984
  2/8/2002                  4.879                     2.905                1.974
 2/11/2002                  4.907                     2.938                1.969
 2/12/2002                  4.975                     3.012                1.963
 2/13/2002                  4.987                     3.037                1.950
 2/14/2002                  4.945                     3.037                1.908
 2/15/2002                  4.875                     2.944                1.931
 2/18/2002                  4.863                     2.945                1.918
 2/19/2002                  4.873                     2.937                1.936
 2/20/2002                  4.889                     2.970                1.919
 2/21/2002                  4.853                     2.928                1.925
 2/22/2002                  4.831                     2.945                1.886
 2/25/2002                  4.849                     2.970                1.879
 2/26/2002                  4.927                     3.029                1.898
 2/27/2002                  4.833                     2.919                1.914
 2/28/2002                  4.877                     3.061                1.816
  3/1/2002                  4.981                     3.184                1.797
  3/4/2002                  4.999                     3.200                1.799
  3/5/2002                  5.001                     3.201                1.800
  3/6/2002                  5.052                     3.225                1.827
  3/7/2002                  5.227                     3.424                1.803
  3/8/2002                  5.325                     3.559                1.766
 3/11/2002                  5.323                     3.551                1.772
 3/12/2002                  5.310                     3.535                1.775
 3/13/2002                  5.279                     3.461                1.818
 3/14/2002                  5.409                     3.595                1.814
 3/15/2002                  5.327                     3.581                1.746
 3/18/2002                  5.300                     3.590                1.710
 3/19/2002                  5.286                     3.540                1.746
 3/20/2002                  5.406                     3.676                1.730
 3/21/2002                  5.365                     3.651                1.714
 3/22/2002                  5.404                     3.705                1.699
 3/25/2002                  5.408                     3.715                1.693
 3/26/2002                  5.343                     3.630                1.713
 3/27/2002                  5.341                     3.580                1.761
 3/28/2002                  5.400                     3.727                1.673
 3/29/2002                  5.396                     3.711                1.685
  4/1/2002                  5.425                     3.711                1.714
  4/2/2002                  5.341                     3.613                1.728
  4/3/2002                  5.278                     3.530                1.748
  4/4/2002                  5.258                     3.539                1.719
  4/5/2002                  5.206                     3.472                1.734
  4/8/2002                  5.262                     3.513                1.749
  4/9/2002                  5.202                     3.430                1.772
 4/10/2002                  5.233                     3.447                1.786
 4/11/2002                  5.206                     3.422                1.784
 4/12/2002                  5.156                     3.363                1.793
 4/15/2002                  5.138                     3.337                1.801
 4/16/2002                  5.192                     3.379                1.813
 4/17/2002                  5.233                     3.362                1.871
 4/18/2002                  5.198                     3.311                1.887
 4/19/2002                  5.198                     3.318                1.880
 4/22/2002                  5.178                     3.309                1.869
 4/23/2002                  5.163                     3.326                1.837
 4/24/2002                  5.113                     3.233                1.880
 4/25/2002                  5.095                     3.273                1.822
 4/26/2002                  5.056                     3.208                1.848
 4/29/2002                  5.122                     3.257                1.865
 4/30/2002                  5.087                     3.224                1.863
  5/1/2002                  5.060                     3.192                1.868
  5/2/2002                  5.095                     3.216                1.879
  5/3/2002                  5.056                     3.150                1.906
  5/6/2002                  5.066                     3.141                1.925
  5/7/2002                  5.056                     3.116                1.940
  5/8/2002                  5.218                     3.313                1.905
  5/9/2002                  5.164                     3.230                1.934
 5/10/2002                  5.118                     3.164                1.954
 5/13/2002                  5.223                     3.254                1.969
 5/14/2002                  5.278                     3.354                1.924
 5/15/2002                  5.246                     3.312                1.934
 5/16/2002                  5.169                     3.245                1.924
 5/17/2002                  5.253                     3.370                1.883
 5/20/2002                  5.200                     3.295                1.905
 5/21/2002                  5.150                     3.228                1.922
 5/22/2002                  5.115                     3.186                1.929
 5/23/2002                  5.150                     3.227                1.923
 5/24/2002                  5.145                     3.226                1.919
 5/27/2002                  5.138                     3.226                1.912
 5/28/2002                  5.130                     3.243                1.887
 5/29/2002                  5.063                     3.150                1.913
 5/30/2002                  5.022                     3.148                1.874
 5/31/2002                  5.045                     3.197                1.848
  6/3/2002                  4.999                     3.131                1.868
  6/4/2002                  5.028                     3.139                1.889
  6/5/2002                  5.049                     3.139                1.910
  6/6/2002                  4.977                     3.074                1.903
  6/7/2002                  5.068                     3.139                1.929
 6/10/2002                  5.028                     3.114                1.914
 6/11/2002                  4.975                     3.048                1.927
 6/12/2002                  4.964                     3.039                1.925
 6/13/2002                  4.901                     2.981                1.920
 6/14/2002                  4.799                     2.889                1.910
 6/17/2002                  4.846                     2.913                1.933
 6/18/2002                  4.835                     2.872                1.963
 6/19/2002                  4.728                     2.772                1.956
 6/20/2002                  4.791                     2.854                1.937
 6/21/2002                  4.768                     2.844                1.924
 6/24/2002                  4.829                     2.877                1.952
 6/25/2002                  4.819                     2.834                1.985
 6/26/2002                  4.744                     2.759                1.985
 6/27/2002                  4.823                     2.833                1.990
 6/28/2002                  4.799                     2.815                1.984
  7/1/2002                  4.782                     2.830                1.952
  7/2/2002                  4.727                     2.765                1.962
  7/3/2002                  4.766                     2.798                1.968
  7/4/2002                  4.764                     2.854                1.910
  7/5/2002                  4.856                     2.871                1.985
  7/8/2002                  4.796                     2.789                2.007
  7/9/2002                  4.727                     2.699                2.028
 7/10/2002                  4.614                     2.584                2.030
 7/11/2002                  4.638                     2.592                2.046
 7/12/2002                  4.574                     2.525                2.049
 7/15/2002                  4.628                     2.549                2.079
 7/16/2002                  4.682                     2.615                2.067
 7/17/2002                  4.684                     2.606                2.078
 7/18/2002                  4.608                     2.498                2.110
 7/19/2002                  4.521                     2.414                2.107
 7/22/2002                  4.446                     2.348                2.098
 7/23/2002                  4.408                     2.240                2.168
 7/24/2002                  4.487                     2.297                2.190
 7/25/2002                  4.382                     2.262                2.120
 7/26/2002                  4.384                     2.222                2.162
 7/29/2002                  4.563                     2.391                2.172
 7/30/2002                  4.587                     2.423                2.164
 7/31/2002                  4.461                     2.238                2.223
  8/1/2002                  4.391                     2.125                2.266
  8/2/2002                  4.292                     2.004                2.288
  8/5/2002                  4.210                     1.891                2.319
  8/6/2002                  4.333                     2.044                2.289
  8/7/2002                  4.306                     1.979                2.327
  8/8/2002                  4.396                     2.084                2.312
  8/9/2002                  4.257                     2.067                2.190
 8/12/2002                  4.217                     2.074                2.143
 8/13/2002                  4.087                     1.968                2.119
 8/14/2002                  4.121                     2.156                1.965
 8/15/2002                  4.182                     2.188                1.994
 8/16/2002                  4.326                     2.262                2.064
 8/19/2002                  4.286                     2.213                2.073
 8/20/2002                  4.149                     2.072                2.077
 8/21/2002                  4.201                     2.097                2.104
 8/22/2002                  4.319                     2.212                2.107
 8/23/2002                  4.235                     2.162                2.073
 8/26/2002                  4.226                     2.162                2.064
 8/27/2002                  4.283                     2.229                2.054
 8/28/2002                  4.214                     2.170                2.044
 8/29/2002                  4.139                     2.137                2.002
 8/30/2002                  4.143                     2.129                2.014
  9/2/2002                  4.135                     2.145                1.990
  9/3/2002                  3.965                     1.984                1.981
  9/4/2002                  3.963                     2.008                1.955
  9/5/2002                  3.927                     1.951                1.976
  9/6/2002                  4.013                     2.048                1.965
  9/9/2002                  4.060                     2.129                1.931
 9/10/2002                  3.996                     2.113                1.883
 9/11/2002                  4.060                     2.170                1.890
 9/12/2002                  3.962                     2.080                1.882
 9/13/2002                  3.907                     2.047                1.860
 9/16/2002                  3.914                     2.088                1.826
 9/17/2002                  3.819                     1.998                1.821
 9/18/2002                  3.843                     1.997                1.846
 9/19/2002                  3.778                     1.915                1.863
 9/20/2002                  3.787                     1.922                1.865
 9/23/2002                  3.696                     1.897                1.799
 9/24/2002                  3.646                     1.880                1.766
 9/25/2002                  3.749                     1.955                1.794
 9/26/2002                  3.766                     1.943                1.823
 9/27/2002                  3.660                     1.799                1.861
 9/30/2002                  3.596                     1.687                1.909
 10/1/2002                  3.717                     1.783                1.934
 10/2/2002                  3.669                     1.719                1.950
 10/3/2002                  3.685                     1.734                1.951
 10/4/2002                  3.666                     1.790                1.876
 10/7/2002                  3.615                     1.734                1.881
 10/8/2002                  3.635                     1.782                1.853
 10/9/2002                  3.569                     1.669                1.900
10/10/2002                  3.658                     1.725                1.933
10/11/2002                  3.780                     1.822                1.958
10/14/2002                  3.787                     1.814                1.973
10/15/2002                  3.995                     1.994                2.001
10/16/2002                  4.050                     2.010                2.040
10/17/2002                  4.202                     2.134                2.068
10/18/2002                  4.107                     2.052                2.055
10/21/2002                  4.253                     2.210                2.043
10/22/2002                  4.260                     2.185                2.075
10/23/2002                  4.233                     2.144                2.089
10/24/2002                  4.117                     2.065                2.052
10/25/2002                  4.093                     1.985                2.108
10/28/2002                  4.087                     1.897                2.190
10/29/2002                  3.940                     1.762                2.178
10/30/2002                  3.963                     1.746                2.217
10/31/2002                  3.894                     1.674                2.220
 11/1/2002                  4.006                     1.768                2.238
 11/4/2002                  4.045                     1.783                2.262
 11/5/2002                  4.071                     1.815                2.256
 11/6/2002                  4.035                     1.830                2.205
 11/7/2002                  3.894                     1.838                2.056
 11/8/2002                  3.858                     1.853                2.005
11/11/2002                  3.841                     1.836                2.005
11/12/2002                  3.850                     1.779                2.071
11/13/2002                  3.841                     1.730                2.111
11/14/2002                  4.057                     1.884                2.173
11/15/2002                  4.031                     1.875                2.156
11/18/2002                  3.998                     1.866                2.132
11/19/2002                  3.979                     1.874                2.105
11/20/2002                  4.059                     1.948                2.111
11/21/2002                  4.154                     2.030                2.124
11/22/2002                  4.180                     2.062                2.118
11/25/2002                  4.176                     2.046                2.130
11/26/2002                  4.067                     1.938                2.129
11/27/2002                  4.260                     2.070                2.190
11/28/2002                  4.252                     2.109                2.143
11/29/2002                  4.207                     2.060                2.147
 12/2/2002                  4.231                     2.076                2.155
 12/3/2002                  4.203                     2.044                2.159
 12/4/2002                  4.153                     1.988                2.165
 12/5/2002                  4.139                     1.980                2.159
 12/6/2002                  4.085                     1.866                2.219
 12/9/2002                  4.036                     1.842                2.194
12/10/2002                  4.048                     1.874                2.174
12/11/2002                  4.025                     1.858                2.167
12/12/2002                  4.025                     1.833                2.192
12/13/2002                  4.069                     1.849                2.220
12/16/2002                  4.161                     1.914                2.247
12/17/2002                  4.126                     1.865                2.261
12/18/2002                  4.036                     1.774                2.262
12/19/2002                  3.940                     1.700                2.240
12/20/2002                  3.959                     1.732                2.227
12/23/2002                  3.973                     1.740                2.233
12/24/2002                  3.936                     1.730                2.206
12/25/2002                  3.934                     1.730                2.204
12/26/2002                  3.904                     1.690                2.214
12/27/2002                  3.810                     1.595                2.215
12/30/2002                  3.797                     1.595                2.202
12/31/2002                  3.816                     1.602                2.214
  1/1/2003                  3.819                     1.586                2.233
  1/2/2003                  4.032                     1.778                2.254
  1/3/2003                  4.019                     1.754                2.265
  1/6/2003                  4.054                     1.802                2.252
  1/7/2003                  4.007                     1.746                2.261
  1/8/2003                  4.019                     1.730                2.289
  1/9/2003                  4.181                     1.859                2.322
 1/10/2003                  4.134                     1.762                2.372
 1/13/2003                  4.122                     1.786                2.336
 1/14/2003                  4.079                     1.746                2.333
 1/15/2003                  4.062                     1.721                2.341
 1/16/2003                  4.079                     1.729                2.350
 1/17/2003                  4.011                     1.680                2.331
 1/20/2003                  4.017                     1.680                2.337
 1/21/2003                  3.972                     1.639                2.333
 1/22/2003                  3.916                     1.614                2.302
 1/23/2003                  3.937                     1.647                2.290
 1/24/2003                  3.930                     1.646                2.284
 1/27/2003                  3.964                     1.654                2.310
 1/28/2003                  3.970                     1.646                2.324
 1/29/2003                  4.023                     1.704                2.319
 1/30/2003                  3.963                     1.677                2.286
 1/31/2003                  3.964                     1.693                2.271
  2/3/2003                  3.994                     1.725                2.269
  2/4/2003                  3.924                     1.661                2.263
  2/5/2003                  3.997                     1.701                2.296
  2/6/2003                  3.947                     1.661                2.286
  2/7/2003                  3.931                     1.621                2.310
 2/10/2003                  3.966                     1.661                2.305
 2/11/2003                  3.959                     1.637                2.322
 2/12/2003                  3.910                     1.605                2.305
 2/13/2003                  3.879                     1.556                2.323
 2/14/2003                  3.995                     1.617                2.378
 2/17/2003                  3.964                     1.605                2.359
 2/18/2003                  3.951                     1.629                2.322
 2/19/2003                  3.884                     1.588                2.296
 2/20/2003                  3.869                     1.580                2.289
 2/21/2003                  3.890                     1.596                2.294
 2/24/2003                  3.846                     1.563                2.283
 2/25/2003                  3.822                     1.555                2.267
 2/26/2003                  3.767                     1.521                2.246
 2/27/2003                  3.739                     1.560                2.179
 2/28/2003                  3.692                     1.512                2.180
  3/3/2003                  3.675                     1.504                2.171
  3/4/2003                  3.648                     1.472                2.176
  3/5/2003                  3.630                     1.432                2.198
  3/6/2003                  3.658                     1.456                2.202
  3/7/2003                  3.643                     1.399                2.244
 3/10/2003                  3.562                     1.335                2.227
 3/11/2003                  3.583                     1.367                2.216
 3/12/2003                  3.583                     1.431                2.152
 3/13/2003                  3.747                     1.601                2.146
 3/14/2003                  3.702                     1.537                2.165
 3/17/2003                  3.840                     1.635                2.205
 3/18/2003                  3.907                     1.692                2.215
 3/19/2003                  3.986                     1.717                2.269
 3/20/2003                  3.955                     1.643                2.312
 3/21/2003                  4.105                     1.784                2.321
 3/24/2003                  3.967                     1.661                2.306
 3/25/2003                  3.944                     1.636                2.308
 3/26/2003                  3.930                     1.595                2.335
 3/27/2003                  3.925                     1.613                2.312
 3/28/2003                  3.900                     1.541                2.359
 3/31/2003                  3.798                     1.486                2.312
  4/1/2003                  3.811                     1.477                2.334
  4/2/2003                  3.930                     1.581                2.349
  4/3/2003                  3.911                     1.533                2.378
  4/4/2003                  3.954                     1.557                2.397
  4/7/2003                  3.979                     1.597                2.382
  4/8/2003                  3.934                     1.564                2.370
  4/9/2003                  3.898                     1.524                2.374
 4/10/2003                  3.944                     1.605                2.339
 4/11/2003                  3.973                     1.637                2.336
 4/14/2003                  4.016                     1.710                2.306
 4/15/2003                  3.987                     1.702                2.285
 4/16/2003                  3.940                     1.653                2.287
 4/17/2003                  3.958                     1.686                2.272
 4/18/2003                  3.958                     1.678                2.280
 4/21/2003                  3.983                     1.678                2.305
 4/22/2003                  3.966                     1.645                2.321
 4/23/2003                  3.977                     1.637                2.340
 4/24/2003                  3.921                     1.629                2.292
 4/25/2003                  3.890                     1.573                2.317
 4/28/2003                  3.903                     1.597                2.306
 4/29/2003                  3.929                     1.613                2.316
 4/30/2003                  3.838                     1.486                2.352
  5/1/2003                  3.842                     1.469                2.373
  5/2/2003                  3.925                     1.565                2.360
  5/5/2003                  3.886                     1.533                2.353
  5/6/2003                  3.786                     1.428                2.358
  5/7/2003                  3.677                     1.412                2.265
  5/8/2003                  3.683                     1.460                2.223
  5/9/2003                  3.681                     1.443                2.238
 5/12/2003                  3.644                     1.435                2.209
 5/13/2003                  3.604                     1.443                2.161
 5/14/2003                  3.522                     1.386                2.136
 5/15/2003                  3.532                     1.434                2.098
 5/16/2003                  3.420                     1.311                2.109
 5/19/2003                  3.487                     1.351                2.136
 5/20/2003                  3.356                     1.261                2.095
 5/21/2003                  3.398                     1.359                2.039
 5/22/2003                  3.316                     1.326                1.990
 5/23/2003                  3.337                     1.349                1.988
 5/26/2003                  3.334                     1.340                1.994
 5/27/2003                  3.412                     1.307                2.105
 5/28/2003                  3.425                     1.307                2.118
 5/29/2003                  3.337                     1.273                2.064
 5/30/2003                  3.372                     1.326                2.046
  6/2/2003                  3.410                     1.310                2.100
  6/3/2003                  3.331                     1.198                2.133
  6/4/2003                  3.295                     1.214                2.081
  6/5/2003                  3.344                     1.238                2.106
  6/6/2003                  3.353                     1.246                2.107
  6/9/2003                  3.278                     1.182                2.096
 6/10/2003                  3.192                     1.117                2.075
 6/11/2003                  3.212                     1.149                2.063
 6/12/2003                  3.165                     1.101                2.064
 6/13/2003                  3.114                     1.084                2.030
 6/16/2003                  3.173                     1.157                2.016
 6/17/2003                  3.262                     1.221                2.041
 6/18/2003                  3.363                     1.238                2.125
 6/19/2003                  3.339                     1.156                2.183
 6/20/2003                  3.367                     1.164                2.203
 6/23/2003                  3.313                     1.139                2.174
 6/24/2003                  3.251                     1.098                2.153
 6/25/2003                  3.405                     1.287                2.118
 6/26/2003                  3.543                     1.407                2.136
 6/27/2003                  3.543                     1.351                2.192
 6/30/2003                  3.515                     1.304                2.211
  7/1/2003                  3.549                     1.304                2.245
  7/2/2003                  3.538                     1.280                2.258
  7/3/2003                  3.663                     1.313                2.350
  7/4/2003                  3.649                     1.306                2.343
  7/7/2003                  3.733                     1.354                2.379
  7/8/2003                  3.716                     1.370                2.346
  7/9/2003                  3.682                     1.338                2.344
 7/10/2003                  3.657                     1.306                2.351
 7/11/2003                  3.628                     1.275                2.353
 7/14/2003                  3.726                     1.340                2.386
 7/15/2003                  3.983                     1.454                2.529
 7/16/2003                  3.920                     1.430                2.490
 7/17/2003                  3.922                     1.439                2.483
 7/18/2003                  4.001                     1.489                2.512
 7/21/2003                  4.212                     1.622                2.590
 7/22/2003                  4.124                     1.523                2.601
 7/23/2003                  4.110                     1.499                2.611
 7/24/2003                  4.167                     1.536                2.631
 7/25/2003                  4.177                     1.504                2.673
 7/28/2003                  4.282                     1.616                2.666
 7/29/2003                  4.440                     1.703                2.737
 7/30/2003                  4.309                     1.632                2.677
 7/31/2003                  4.408                     1.744                2.664
  8/1/2003                  4.385                     1.777                2.608
  8/4/2003                  4.285                     1.681                2.604
  8/5/2003                  4.392                     1.818                2.574
  8/6/2003                  4.269                     1.754                2.515
  8/7/2003                  4.219                     1.706                2.513
  8/8/2003                  4.271                     1.698                2.573
 8/11/2003                  4.355                     1.764                2.591
 8/12/2003                  4.428                     1.723                2.705
 8/13/2003                  4.562                     1.822                2.740
 8/14/2003                  4.491                     1.765                2.726
 8/15/2003                  4.530                     1.799                2.731
 8/18/2003                  4.459                     1.824                2.635
 8/19/2003                  4.363                     1.734                2.629
 8/20/2003                  4.438                     1.800                2.638
 8/21/2003                  4.477                     1.908                2.569
 8/22/2003                  4.475                     1.918                2.557
 8/25/2003                  4.527                     1.968                2.559
 8/26/2003                  4.475                     1.894                2.581
 8/27/2003                  4.537                     1.970                2.567
 8/28/2003                  4.416                     1.932                2.484
 8/29/2003                  4.466                     1.972                2.494
  9/1/2003                  4.460                     1.964                2.496
  9/2/2003                  4.601                     2.036                2.565
  9/3/2003                  4.595                     2.004                2.591
  9/4/2003                  4.505                     1.891                2.614
  9/5/2003                  4.349                     1.722                2.627
  9/8/2003                  4.428                     1.761                2.667
  9/9/2003                  4.357                     1.689                2.668
 9/10/2003                  4.273                     1.632                2.641
 9/11/2003                  4.316                     1.696                2.620
 9/12/2003                  4.254                     1.621                2.633
 9/15/2003                  4.269                     1.589                2.680
 9/16/2003                  4.277                     1.588                2.689
 9/17/2003                  4.180                     1.612                2.568
 9/18/2003                  4.164                     1.636                2.528
 9/19/2003                  4.162                     1.667                2.495
 9/22/2003                  4.218                     1.634                2.584
 9/23/2003                  4.207                     1.633                2.574
 9/24/2003                  4.135                     1.608                2.527
 9/25/2003                  4.083                     1.645                2.438
 9/26/2003                  4.002                     1.557                2.445
 9/29/2003                  4.077                     1.605                2.472
 9/30/2003                  3.939                     1.462                2.477
 10/1/2003                  3.934                     1.446                2.488
 10/2/2003                  3.995                     1.469                2.526
 10/3/2003                  4.201                     1.637                2.564
 10/6/2003                  4.171                     1.605                2.566
 10/7/2003                  4.259                     1.645                2.614
 10/8/2003                  4.238                     1.621                2.617
 10/9/2003                  4.293                     1.645                2.648
10/10/2003                  4.271                     1.645                2.626
10/13/2003                  4.253                     1.629                2.624
10/14/2003                  4.346                     1.686                2.660
10/15/2003                  4.399                     1.768                2.631
10/16/2003                  4.461                     1.932                2.529
10/17/2003                  4.390                     1.859                2.531
10/20/2003                  4.384                     1.851                2.533
10/21/2003                  4.344                     1.843                2.501
10/22/2003                  4.253                     1.761                2.492
10/23/2003                  4.318                     1.802                2.516
10/24/2003                  4.232                     1.728                2.504
10/27/2003                  4.261                     1.778                2.483
10/28/2003                  4.179                     1.670                2.509
10/29/2003                  4.297                     1.754                2.543
10/30/2003                  4.344                     1.861                2.483
10/31/2003                  4.295                     1.822                2.473
 11/3/2003                  4.342                     1.878                2.464
 11/4/2003                  4.297                     1.846                2.451
 11/5/2003                  4.354                     1.927                2.427
 11/6/2003                  4.410                     1.977                2.433
 11/7/2003                  4.440                     2.011                2.429
11/10/2003                  4.448                     2.028                2.420
11/11/2003                  4.448                     2.028                2.420
11/12/2003                  4.400                     2.021                2.379
11/13/2003                  4.271                     1.882                2.389
11/14/2003                  4.219                     1.809                2.410
11/17/2003                  4.196                     1.784                2.412
11/18/2003                  4.144                     1.768                2.376
11/19/2003                  4.238                     1.867                2.371
11/20/2003                  4.154                     1.785                2.369
11/21/2003                  4.161                     1.819                2.342
11/24/2003                  4.230                     1.894                2.336
11/25/2003                  4.186                     1.836                2.350
11/26/2003                  4.248                     1.928                2.320
11/27/2003                  4.248                     1.967                2.281
11/28/2003                  4.334                     2.048                2.286
 12/1/2003                  4.387                     2.096                2.291
 12/2/2003                  4.381                     2.056                2.325
 12/3/2003                  4.404                     2.072                2.332
 12/4/2003                  4.367                     2.040                2.327
 12/5/2003                  4.232                     1.871                2.361
 12/8/2003                  4.269                     1.903                2.366
 12/9/2003                  4.353                     1.968                2.385
12/10/2003                  4.318                     1.911                2.407
12/11/2003                  4.232                     1.790                2.442
12/12/2003                  4.240                     1.806                2.434
12/15/2003                  4.258                     1.830                2.428
12/16/2003                  4.215                     1.797                2.418
12/17/2003                  4.184                     1.805                2.379
12/18/2003                  4.128                     1.789                2.339
12/19/2003                  4.135                     1.788                2.347
12/22/2003                  4.170                     1.813                2.357
12/23/2003                  4.261                     1.854                2.407
12/24/2003                  4.185                     1.839                2.346
12/25/2003                  4.185                     1.839                2.346
12/26/2003                  4.152                     1.815                2.337
12/29/2003                  4.244                     1.855                2.389
12/30/2003                  4.259                     1.831                2.428
12/31/2003                  4.248                     1.823                2.425
  1/1/2004                  4.247                     1.823                2.424
  1/2/2004                  4.381                     1.903                2.478
  1/5/2004                  4.379                     1.919                2.460
  1/6/2004                  4.273                     1.822                2.451
  1/7/2004                  4.244                     1.822                2.422
  1/8/2004                  4.257                     1.830                2.427
  1/9/2004                  4.082                     1.660                2.422
 1/12/2004                  4.088                     1.652                2.436
 1/13/2004                  4.013                     1.587                2.426
 1/14/2004                  3.996                     1.627                2.369
 1/15/2004                  3.971                     1.643                2.328
 1/16/2004                  4.032                     1.674                2.358
 1/19/2004                  4.032                     1.674                2.358
 1/20/2004                  4.057                     1.657                2.400
 1/21/2004                  4.020                     1.641                2.379
 1/22/2004                  3.955                     1.599                2.356
 1/23/2004                  4.074                     1.664                2.410
 1/26/2004                  4.132                     1.697                2.435
 1/27/2004                  4.076                     1.647                2.429
 1/28/2004                  4.190                     1.821                2.369
 1/29/2004                  4.175                     1.787                2.388
 1/30/2004                  4.134                     1.823                2.311
  2/2/2004                  4.147                     1.807                2.340
  2/3/2004                  4.099                     1.751                2.348
  2/4/2004                  4.114                     1.758                2.356
  2/5/2004                  4.169                     1.831                2.338
  2/6/2004                  4.079                     1.750                2.329
  2/9/2004                  4.054                     1.741                2.313
 2/10/2004                  4.114                     1.806                2.308
 2/11/2004                  4.033                     1.709                2.324
 2/12/2004                  4.046                     1.708                2.338
 2/13/2004                  4.042                     1.675                2.367
 2/16/2004                  4.042                     1.675                2.367
 2/17/2004                  4.040                     1.666                2.374
 2/18/2004                  4.050                     1.682                2.368
 2/19/2004                  4.033                     1.649                2.384
 2/20/2004                  4.098                     1.706                2.392
 2/23/2004                  4.038                     1.656                2.382
 2/24/2004                  4.025                     1.640                2.385
 2/25/2004                  4.009                     1.606                2.403
 2/26/2004                  4.036                     1.677                2.359
 2/27/2004                  3.973                     1.645                2.328
  3/1/2004                  3.975                     1.653                2.322
  3/2/2004                  4.044                     1.725                2.319
  3/3/2004                  4.052                     1.725                2.327
  3/4/2004                  4.017                     1.701                2.316
  3/5/2004                  3.851                     1.565                2.286
  3/8/2004                  3.770                     1.500                2.270
  3/9/2004                  3.723                     1.484                2.239
 3/10/2004                  3.730                     1.508                2.222
 3/11/2004                  3.700                     1.459                2.241
 3/12/2004                  3.779                     1.523                2.256
 3/15/2004                  3.764                     1.531                2.233
 3/16/2004                  3.681                     1.474                2.207
 3/17/2004                  3.713                     1.498                2.215
 3/18/2004                  3.756                     1.523                2.233
 3/19/2004                  3.773                     1.514                2.259
 3/22/2004                  3.715                     1.481                2.234
 3/23/2004                  3.692                     1.473                2.219
 3/24/2004                  3.709                     1.464                2.245
 3/25/2004                  3.739                     1.504                2.235
 3/26/2004                  3.831                     1.584                2.247
 3/29/2004                  3.890                     1.616                2.274
 3/30/2004                  3.896                     1.624                2.272
 3/31/2004                  3.837                     1.576                2.261
  4/1/2004                  3.880                     1.624                2.256
  4/2/2004                  4.145                     1.850                2.295
  4/5/2004                  4.208                     1.883                2.325
  4/6/2004                  4.149                     1.835                2.314
  4/7/2004                  4.159                     1.843                2.316
  4/8/2004                  4.193                     1.861                2.332
  4/9/2004                  4.193                     1.861                2.332
 4/12/2004                  4.230                     1.887                2.343
 4/13/2004                  4.354                     1.994                2.360
 4/14/2004                  4.366                     2.077                2.289
 4/15/2004                  4.402                     2.061                2.341
 4/16/2004                  4.340                     1.989                2.351
 4/19/2004                  4.387                     2.039                2.348
 4/20/2004                  4.459                     2.156                2.303
 4/21/2004                  4.425                     2.165                2.260
 4/22/2004                  4.383                     2.116                2.267
 4/23/2004                  4.460                     2.236                2.224
 4/26/2004                  4.436                     2.229                2.207
 4/27/2004                  4.385                     2.146                2.239
 4/28/2004                  4.499                     2.248                2.251
 4/29/2004                  4.538                     2.351                2.187
 4/30/2004                  4.507                     2.319                2.188
  5/3/2004                  4.501                     2.311                2.190
  5/4/2004                  4.567                     2.327                2.240
  5/5/2004                  4.581                     2.327                2.254
  5/6/2004                  4.600                     2.376                2.224
  5/7/2004                  4.773                     2.622                2.151
 5/10/2004                  4.794                     2.590                2.204
 5/11/2004                  4.748                     2.574                2.174
 5/12/2004                  4.807                     2.590                2.217
 5/13/2004                  4.854                     2.657                2.197
 5/14/2004                  4.770                     2.534                2.236
 5/17/2004                  4.691                     2.468                2.223
 5/18/2004                  4.736                     2.518                2.218
 5/19/2004                  4.774                     2.560                2.214
 5/20/2004                  4.702                     2.502                2.200
 5/21/2004                  4.758                     2.545                2.213
 5/24/2004                  4.734                     2.529                2.205
 5/25/2004                  4.722                     2.538                2.184
 5/26/2004                  4.657                     2.446                2.211
 5/27/2004                  4.602                     2.464                2.138
 5/28/2004                  4.649                     2.536                2.113
 5/31/2004                  4.649                     2.536                2.113
  6/1/2004                  4.702                     2.593                2.109
  6/2/2004                  4.740                     2.642                2.098
  6/3/2004                  4.712                     2.618                2.094
  6/4/2004                  4.774                     2.691                2.083
  6/7/2004                  4.762                     2.659                2.103
  6/8/2004                  4.764                     2.692                2.072
  6/9/2004                  4.807                     2.766                2.041
 6/10/2004                  4.795                     2.799                1.996
 6/11/2004                  4.801                     2.809                1.992
 6/14/2004                  4.872                     2.934                1.938
 6/15/2004                  4.678                     2.752                1.926
 6/16/2004                  4.724                     2.793                1.931
 6/17/2004                  4.680                     2.760                1.920
 6/18/2004                  4.712                     2.787                1.925
 6/21/2004                  4.686                     2.753                1.933
 6/22/2004                  4.719                     2.762                1.957
 6/23/2004                  4.698                     2.729                1.969
 6/24/2004                  4.646                     2.754                1.892
 6/25/2004                  4.648                     2.738                1.910
 6/28/2004                  4.737                     2.859                1.878
 6/29/2004                  4.688                     2.819                1.869
 6/30/2004                  4.583                     2.681                1.902
  7/1/2004                  4.565                     2.641                1.924
  7/2/2004                  4.461                     2.526                1.935
  7/5/2004                  4.457                     2.526                1.931
  7/6/2004                  4.476                     2.542                1.934
  7/7/2004                  4.476                     2.542                1.934
  7/8/2004                  4.472                     2.517                1.955
  7/9/2004                  4.458                     2.516                1.942
 7/12/2004                  4.447                     2.524                1.923
 7/13/2004                  4.472                     2.557                1.915
 7/14/2004                  4.482                     2.589                1.893
 7/15/2004                  4.482                     2.605                1.877
 7/16/2004                  4.351                     2.497                1.854
 7/19/2004                  4.353                     2.522                1.831
 7/20/2004                  4.446                     2.621                1.825
 7/21/2004                  4.468                     2.662                1.806
 7/22/2004                  4.446                     2.654                1.792
 7/23/2004                  4.432                     2.653                1.779
 7/26/2004                  4.487                     2.712                1.775
 7/27/2004                  4.615                     2.796                1.819
 7/28/2004                  4.585                     2.737                1.848
 7/29/2004                  4.577                     2.754                1.823
 7/30/2004                  4.477                     2.681                1.796
  8/2/2004                  4.451                     2.649                1.802
  8/3/2004                  4.426                     2.640                1.786
  8/4/2004                  4.420                     2.648                1.772
  8/5/2004                  4.402                     2.648                1.754
  8/6/2004                  4.222                     2.387                1.835
  8/9/2004                  4.258                     2.444                1.814
 8/10/2004                  4.291                     2.533                1.758
 8/11/2004                  4.273                     2.500                1.773
 8/12/2004                  4.256                     2.500                1.756
 8/13/2004                  4.229                     2.458                1.771
 8/16/2004                  4.264                     2.482                1.782
 8/17/2004                  4.192                     2.399                1.793
 8/18/2004                  4.238                     2.432                1.806
 8/19/2004                  4.215                     2.382                1.833
 8/20/2004                  4.234                     2.438                1.796
 8/23/2004                  4.285                     2.471                1.814
 8/24/2004                  4.273                     2.454                1.819
 8/25/2004                  4.263                     2.470                1.793
 8/26/2004                  4.211                     2.476                1.735
 8/27/2004                  4.228                     2.484                1.744
 8/30/2004                  4.178                     2.460                1.718
 8/31/2004                  4.119                     2.395                1.724
  9/1/2004                  4.115                     2.387                1.728
  9/2/2004                  4.215                     2.460                1.755
  9/3/2004                  4.296                     2.582                1.714
  9/6/2004                  4.293                     2.591                1.702
  9/7/2004                  4.240                     2.550                1.690
  9/8/2004                  4.161                     2.469                1.692
  9/9/2004                  4.197                     2.485                1.712
 9/10/2004                  4.188                     2.485                1.703
 9/13/2004                  4.137                     2.469                1.668
 9/14/2004                  4.126                     2.436                1.690
 9/15/2004                  4.166                     2.478                1.688
 9/16/2004                  4.074                     2.412                1.662
 9/17/2004                  4.108                     2.478                1.630
 9/20/2004                  4.058                     2.428                1.630
 9/21/2004                  4.037                     2.462                1.575
 9/22/2004                  3.980                     2.462                1.518
 9/23/2004                  4.018                     2.520                1.498
 9/24/2004                  4.029                     2.571                1.458
 9/27/2004                  3.991                     2.538                1.453
 9/28/2004                  4.004                     2.521                1.483
 9/29/2004                  4.089                     2.597                1.492
 9/30/2004                  4.121                     2.609                1.512
 10/1/2004                  4.189                     2.626                1.563
 10/4/2004                  4.166                     2.642                1.524
 10/5/2004                  4.174                     2.634                1.540
 10/6/2004                  4.222                     2.691                1.531
 10/7/2004                  4.244                     2.692                1.552
 10/8/2004                  4.131                     2.586                1.545
10/11/2004                  4.132                     2.586                1.546
10/12/2004                  4.100                     2.553                1.547
10/13/2004                  4.057                     2.496                1.561
10/14/2004                  4.026                     2.471                1.555
10/15/2004                  4.055                     2.520                1.535
10/18/2004                  4.043                     2.512                1.531
10/19/2004                  4.034                     2.545                1.489
10/20/2004                  3.982                     2.504                1.478
10/21/2004                  3.997                     2.545                1.452
10/22/2004                  3.976                     2.520                1.456
10/25/2004                  3.972                     2.512                1.460
10/26/2004                  4.001                     2.529                1.472
10/27/2004                  4.084                     2.587                1.497
10/28/2004                  4.051                     2.577                1.474
10/29/2004                  4.025                     2.552                1.473
 11/1/2004                  4.072                     2.585                1.487
 11/2/2004                  4.048                     2.569                1.479
 11/3/2004                  4.076                     2.585                1.491
 11/4/2004                  4.074                     2.626                1.448
 11/5/2004                  4.175                     2.765                1.410
 11/8/2004                  4.218                     2.807                1.411
 11/9/2004                  4.228                     2.815                1.413
11/10/2004                  4.241                     2.841                1.400
11/11/2004                  4.254                     2.851                1.403
11/12/2004                  4.181                     2.818                1.363
11/15/2004                  4.188                     2.868                1.320
11/16/2004                  4.207                     2.885                1.322
11/17/2004                  4.131                     2.810                1.321
11/18/2004                  4.115                     2.844                1.271
11/19/2004                  4.205                     2.921                1.284
11/22/2004                  4.180                     2.947                1.233
11/23/2004                  4.184                     2.956                1.228
11/24/2004                  4.200                     3.025                1.175
11/25/2004                  4.196                     3.017                1.179
11/26/2004                  4.248                     3.033                1.215
11/29/2004                  4.320                     3.058                1.262
11/30/2004                  4.351                     3.001                1.350
 12/1/2004                  4.367                     3.009                1.358
 12/2/2004                  4.408                     3.042                1.366
 12/3/2004                  4.252                     2.920                1.332
 12/6/2004                  4.223                     2.912                1.311
 12/7/2004                  4.223                     2.936                1.287
 12/8/2004                  4.120                     2.895                1.225
 12/9/2004                  4.168                     2.928                1.240
12/10/2004                  4.151                     2.936                1.215
12/13/2004                  4.149                     2.961                1.188
12/14/2004                  4.124                     2.961                1.163
12/15/2004                  4.076                     2.937                1.139
12/16/2004                  4.186                     2.986                1.200
12/17/2004                  4.201                     3.004                1.197
12/20/2004                  4.185                     3.029                1.156
12/21/2004                  4.164                     3.029                1.135
12/22/2004                  4.195                     3.004                1.191
12/23/2004                  4.226                     3.013                1.213
12/24/2004                  4.216                     2.996                1.220
12/27/2004                  4.298                     3.056                1.242
12/28/2004                  4.293                     3.073                1.220
12/29/2004                  4.324                     3.107                1.217
12/30/2004                  4.255                     3.085                1.170
12/31/2004                  4.220                     3.069                1.151
  1/3/2005                  4.212                     3.094                1.118
  1/4/2005                  4.291                     3.200                1.091
  1/5/2005                  4.283                     3.209                1.074
  1/6/2005                  4.263                     3.160                1.103
  1/7/2005                  4.271                     3.193                1.078
 1/10/2005                  4.271                     3.218                1.053
 1/11/2005                  4.238                     3.210                1.028
 1/12/2005                  4.236                     3.211                1.025
 1/13/2005                  4.165                     3.178                0.987
 1/14/2005                  4.226                     3.229                0.997
 1/17/2005                  4.210                     3.229                0.981
 1/18/2005                  4.187                     3.229                0.958
 1/19/2005                  4.173                     3.221                0.952
 1/20/2005                  4.163                     3.187                0.976
 1/21/2005                  4.142                     3.146                0.996
 1/24/2005                  4.122                     3.188                0.934
 1/25/2005                  4.194                     3.214                0.980
 1/26/2005                  4.198                     3.257                0.941
 1/27/2005                  4.220                     3.284                0.936
 1/28/2005                  4.142                     3.259                0.883
 1/31/2005                  4.130                     3.276                0.854
  2/1/2005                  4.140                     3.284                0.856
  2/2/2005                  4.142                     3.317                0.825
  2/3/2005                  4.165                     3.342                0.823
  2/4/2005                  4.077                     3.285                0.792
  2/7/2005                  4.052                     3.302                0.750
  2/8/2005                  4.017                     3.310                0.707
  2/9/2005                  3.992                     3.236                0.756
 2/10/2005                  4.091                     3.294                0.797
 2/11/2005                  4.086                     3.328                0.758
 2/14/2005                  4.071                     3.353                0.718
 2/15/2005                  4.098                     3.345                0.753
 2/16/2005                  4.154                     3.404                0.750
 2/17/2005                  4.181                     3.362                0.819
 2/18/2005                  4.267                     3.439                0.828
 2/21/2005                  4.264                     3.431                0.833
 2/22/2005                  4.287                     3.432                0.855
 2/23/2005                  4.264                     3.440                0.824
 2/24/2005                  4.285                     3.483                0.802
 2/25/2005                  4.266                     3.526                0.740
 2/28/2005                  4.379                     3.600                0.779
  3/1/2005                  4.367                     3.575                0.792
  3/2/2005                  4.379                     3.559                0.820
  3/3/2005                  4.379                     3.568                0.811
  3/4/2005                  4.310                     3.560                0.750
  3/7/2005                  4.310                     3.593                0.717
  3/8/2005                  4.393                     3.618                0.775
  3/9/2005                  4.522                     3.660                0.862
 3/10/2005                  4.465                     3.669                0.796
 3/11/2005                  4.544                     3.720                0.824
 3/14/2005                  4.510                     3.729                0.781
 3/15/2005                  4.547                     3.738                0.809
 3/16/2005                  4.508                     3.713                0.795
 3/17/2005                  4.466                     3.671                0.795
 3/18/2005                  4.509                     3.698                0.811
 3/21/2005                  4.525                     3.715                0.810
 3/22/2005                  4.643                     3.826                0.817
 3/23/2005                  4.586                     3.818                0.768
 3/24/2005                  4.599                     3.854                0.745
 3/25/2005                  4.595                     3.855                0.740
 3/28/2005                  4.642                     3.873                0.769
 3/29/2005                  4.575                     3.838                0.737
 3/30/2005                  4.548                     3.830                0.718
 3/31/2005                  4.483                     3.779                0.704
  4/1/2005                  4.449                     3.729                0.720
  4/4/2005                  4.458                     3.721                0.737
  4/5/2005                  4.470                     3.721                0.749
  4/6/2005                  4.424                     3.680                0.744
  4/7/2005                  4.482                     3.721                0.761
  4/8/2005                  4.470                     3.745                0.725
 4/11/2005                  4.430                     3.720                0.710
 4/12/2005                  4.354                     3.687                0.667
 4/13/2005                  4.362                     3.654                0.708
 4/14/2005                  4.310                     3.554                0.756
 4/15/2005                  4.243                     3.494                0.749
 4/18/2005                  4.272                     3.552                0.720
 4/19/2005                  4.213                     3.510                0.703
 4/20/2005                  4.187                     3.485                0.702
 4/21/2005                  4.296                     3.627                0.669
 4/22/2005                  4.247                     3.610                0.637
 4/25/2005                  4.249                     3.635                0.614
 4/26/2005                  4.267                     3.651                0.616
 4/27/2005                  4.225                     3.617                0.608
 4/28/2005                  4.146                     3.564                0.582
 4/29/2005                  4.200                     3.654                0.546
  5/2/2005                  4.188                     3.629                0.559
  5/3/2005                  4.166                     3.637                0.529
  5/4/2005                  4.188                     3.612                0.576
  5/5/2005                  4.156                     3.547                0.609
  5/6/2005                  4.260                     3.720                0.540
  5/9/2005                  4.284                     3.753                0.531
 5/10/2005                  4.202                     3.670                0.532
 5/11/2005                  4.204                     3.678                0.526
 5/12/2005                  4.172                     3.645                0.527
 5/13/2005                  4.119                     3.587                0.532
 5/16/2005                  4.129                     3.595                0.534
 5/17/2005                  4.115                     3.595                0.520
 5/18/2005                  4.090                     3.587                0.503
 5/19/2005                  4.113                     3.637                0.476
 5/20/2005                  4.123                     3.662                0.461
 5/23/2005                  4.056                     3.620                0.436
 5/24/2005                  4.029                     3.594                0.435
 5/25/2005                  4.088                     3.603                0.485
 5/26/2005                  4.081                     3.627                0.454
 5/27/2005                  4.073                     3.643                0.430
 5/30/2005                  4.071                     3.643                0.428
 5/31/2005                  3.983                     3.578                0.405
  6/1/2005                  3.886                     3.479                0.407
  6/2/2005                  3.905                     3.529                0.376
  6/3/2005                  3.975                     3.561                0.414
  6/6/2005                  3.954                     3.578                0.376
  6/7/2005                  3.903                     3.562                0.341
  6/8/2005                  3.935                     3.603                0.332
  6/9/2005                  3.950                     3.620                0.330
 6/10/2005                  4.053                     3.695                0.358
 6/13/2005                  4.094                     3.695                0.399
 6/14/2005                  4.109                     3.687                0.422
 6/15/2005                  4.101                     3.712                0.389
 6/16/2005                  4.069                     3.671                0.398
 6/17/2005                  4.072                     3.705                0.367
 6/20/2005                  4.111                     3.714                0.397
 6/21/2005                  4.042                     3.689                0.353
 6/22/2005                  3.942                     3.604                0.338
 6/23/2005                  3.953                     3.613                0.340
 6/24/2005                  3.919                     3.579                0.340
 6/27/2005                  3.904                     3.579                0.325
 6/28/2005                  3.972                     3.648                0.324
 6/29/2005                  3.980                     3.656                0.324
 6/30/2005                  3.915                     3.637                0.278
  7/1/2005                  4.051                     3.744                0.307
  7/4/2005                  4.039                     3.736                0.303
  7/5/2005                  4.107                     3.786                0.321
  7/6/2005                  4.070                     3.769                0.301
  7/7/2005                  4.062                     3.720                0.342
  7/8/2005                  4.093                     3.770                0.323
 7/11/2005                  4.095                     3.787                0.308
 7/12/2005                  4.144                     3.837                0.307
 7/13/2005                  4.158                     3.829                0.329
 7/14/2005                  4.175                     3.837                0.338
 7/15/2005                  4.165                     3.863                0.302
 7/18/2005                  4.222                     3.889                0.333
 7/19/2005                  4.181                     3.855                0.326
 7/20/2005                  4.160                     3.873                0.287
 7/21/2005                  4.278                     3.941                0.337
 7/22/2005                  4.221                     3.908                0.313
 7/25/2005                  4.246                     3.942                0.304
 7/26/2005                  4.226                     3.934                0.292
 7/27/2005                  4.256                     3.986                0.270
 7/28/2005                  4.191                     3.945                0.246
 7/29/2005                  4.278                     4.019                0.259
  8/1/2005                  4.312                     4.035                0.277
  8/2/2005                  4.336                     4.044                0.292
  8/3/2005                  4.294                     4.011                0.283
  8/4/2005                  4.314                     4.036                0.278
  8/5/2005                  4.388                     4.103                0.285
  8/8/2005                  4.420                     4.153                0.267
  8/9/2005                  4.390                     4.112                0.278
 8/10/2005                  4.392                     4.120                0.272
 8/11/2005                  4.322                     4.070                0.252
 8/12/2005                  4.244                     4.038                0.206
 8/15/2005                  4.283                     4.063                0.220
 8/16/2005                  4.207                     4.004                0.203
 8/17/2005                  4.269                     4.046                0.223
 8/18/2005                  4.200                     3.988                0.212
 8/19/2005                  4.207                     4.022                0.185
 8/22/2005                  4.209                     4.014                0.195
 8/23/2005                  4.180                     3.980                0.200
 8/24/2005                  4.167                     3.971                0.196
 8/25/2005                  4.157                     4.004                0.153
 8/26/2005                  4.188                     4.070                0.118
 8/29/2005                  4.169                     4.053                0.116
 8/30/2005                  4.092                     3.938                0.154
 8/31/2005                  4.016                     3.815                0.201
  9/1/2005                  4.033                     3.725                0.308
  9/2/2005                  4.038                     3.756                0.282
  9/5/2005                  4.030                     3.740                0.290
  9/6/2005                  4.097                     3.805                0.292
  9/7/2005                  4.139                     3.846                0.293
  9/8/2005                  4.147                     3.871                0.276
  9/9/2005                  4.120                     3.870                0.250
 9/12/2005                  4.172                     3.912                0.260
 9/13/2005                  4.128                     3.862                0.266
 9/14/2005                  4.166                     3.878                0.288
 9/15/2005                  4.213                     3.894                0.319
 9/16/2005                  4.273                     3.978                0.295
 9/19/2005                  4.248                     3.919                0.329
 9/20/2005                  4.244                     3.978                0.266
 9/21/2005                  4.168                     3.919                0.249
 9/22/2005                  4.181                     3.944                0.237
 9/23/2005                  4.248                     4.020                0.228
 9/26/2005                  4.293                     4.054                0.239
 9/27/2005                  4.283                     4.071                0.212
 9/28/2005                  4.255                     4.080                0.175
 9/29/2005                  4.296                     4.127                0.169
 9/30/2005                  4.326                     4.169                0.157
 10/3/2005                  4.385                     4.211                0.174
 10/4/2005                  4.369                     4.211                0.158
 10/5/2005                  4.342                     4.178                0.164
 10/6/2005                  4.389                     4.195                0.194
 10/7/2005                  4.374                     4.187                0.187
10/10/2005                  4.358                     4.187                0.171
10/11/2005                  4.393                     4.221                0.172
10/12/2005                  4.441                     4.230                0.211
10/13/2005                  4.463                     4.230                0.233
10/14/2005                  4.481                     4.256                0.225
10/17/2005                  4.495                     4.282                0.213
10/18/2005                  4.471                     4.248                0.223
10/19/2005                  4.461                     4.240                0.221
10/20/2005                  4.431                     4.223                0.208
10/21/2005                  4.386                     4.207                0.179
10/24/2005                  4.446                     4.250                0.196
10/25/2005                  4.536                     4.336                0.200
10/26/2005                  4.585                     4.370                0.215
10/27/2005                  4.548                     4.345                0.203
10/28/2005                  4.567                     4.386                0.181
10/31/2005                  4.553                     4.378                0.175
 11/1/2005                  4.565                     4.403                0.162
 11/2/2005                  4.606                     4.428                0.178
 11/3/2005                  4.649                     4.461                0.188
 11/4/2005                  4.661                     4.470                0.191
 11/7/2005                  4.624                     4.454                0.170
 11/8/2005                  4.553                     4.412                0.141
 11/9/2005                  4.641                     4.488                0.153
11/10/2005                  4.556                     4.430                0.126
11/11/2005                  4.567                     4.430                0.137
11/14/2005                  4.606                     4.489                0.117
11/15/2005                  4.559                     4.464                0.095
11/16/2005                  4.473                     4.397                0.076
11/17/2005                  4.459                     4.371                0.088
11/18/2005                  4.490                     4.389                0.101
11/21/2005                  4.461                     4.372                0.089
11/22/2005                  4.428                     4.304                0.124
11/23/2005                  4.488                     4.347                0.141
11/24/2005                  4.472                     4.347                0.125
11/25/2005                  4.429                     4.353                0.076
11/28/2005                  4.406                     4.320                0.086
11/29/2005                  4.476                     4.394                0.082
11/30/2005                  4.486                     4.411                0.075
 12/1/2005                  4.515                     4.436                0.079
 12/2/2005                  4.513                     4.420                0.093
 12/5/2005                  4.571                     4.470                0.101
 12/6/2005                  4.484                     4.395                0.089
 12/7/2005                  4.511                     4.404                0.107
 12/8/2005                  4.464                     4.362                0.102
 12/9/2005                  4.525                     4.404                0.121
12/12/2005                  4.549                     4.430                0.119
12/13/2005                  4.521                     4.405                0.116
12/14/2005                  4.458                     4.363                0.095
12/15/2005                  4.462                     4.354                0.108
12/16/2005                  4.435                     4.355                0.080
12/19/2005                  4.441                     4.372                0.069
12/20/2005                  4.462                     4.406                0.056
12/21/2005                  4.490                     4.440                0.050
12/22/2005                  4.429                     4.380                0.049
12/23/2005                  4.382                     4.372                0.010
12/27/2005                  4.339                     4.347               -0.008
12/28/2005                  4.376                     4.364                0.012
12/29/2005                  4.356                     4.364               -0.008
12/30/2005                  4.393                     4.404               -0.011
  1/2/2006                  4.393                     4.404               -0.011
  1/3/2006                  4.366                     4.329                0.037
  1/4/2006                  4.344                     4.304                0.040
  1/5/2006                  4.354                     4.321                0.033
  1/6/2006                  4.375                     4.354                0.021
  1/9/2006                  4.367                     4.345                0.022
 1/10/2006                  4.426                     4.395                0.031
 1/11/2006                  4.454                     4.420                0.034
 1/12/2006                  4.405                     4.378                0.027
 1/13/2006                  4.355                     4.336                0.019
 1/16/2006                  4.355                     4.330                0.025
 1/17/2006                  4.326                     4.327               -0.001
 1/18/2006                  4.334                     4.327                0.007
 1/19/2006                  4.375                     4.370                0.005
 1/20/2006                  4.351                     4.352               -0.001
 1/23/2006                  4.357                     4.352                0.005
 1/24/2006                  4.392                     4.386                0.006
 1/25/2006                  4.477                     4.455                0.022
 1/26/2006                  4.519                     4.486                0.033
 1/27/2006                  4.511                     4.495                0.016
 1/30/2006                  4.527                     4.511                0.016
 1/31/2006                  4.517                     4.520               -0.003
  2/1/2006                  4.557                     4.578               -0.021
  2/2/2006                  4.559                     4.595               -0.036
  2/3/2006                  4.525                     4.570               -0.045
  2/6/2006                  4.545                     4.612               -0.067
  2/7/2006                  4.567                     4.604               -0.037
  2/8/2006                  4.589                     4.630               -0.041
  2/9/2006                  4.545                     4.655               -0.110
 2/10/2006                  4.586                     4.681               -0.095
 2/13/2006                  4.579                     4.673               -0.094
 2/14/2006                  4.612                     4.682               -0.070
 2/15/2006                  4.598                     4.691               -0.093
 2/16/2006                  4.585                     4.691               -0.106
 2/17/2006                  4.539                     4.676               -0.137
 2/20/2006                  4.539                     4.676               -0.137
 2/21/2006                  4.567                     4.702               -0.135
 2/22/2006                  4.523                     4.668               -0.145
 2/23/2006                  4.557                     4.720               -0.163
 2/24/2006                  4.575                     4.720               -0.145
 2/27/2006                  4.592                     4.728               -0.136
 2/28/2006                  4.553                     4.679               -0.126
  3/1/2006                  4.587                     4.704               -0.117
  3/2/2006                  4.630                     4.712               -0.082
  3/3/2006                  4.682                     4.746               -0.064
  3/6/2006                  4.752                     4.771               -0.019
  3/7/2006                  4.724                     4.754               -0.030
  3/8/2006                  4.728                     4.721                0.007
  3/9/2006                  4.726                     4.712                0.014
 3/10/2006                  4.759                     4.738                0.021
 3/13/2006                  4.769                     4.721                0.048
 3/14/2006                  4.694                     4.637                0.057
 3/15/2006                  4.729                     4.679                0.050
 3/16/2006                  4.642                     4.620                0.022
 3/17/2006                  4.672                     4.636                0.036
 3/20/2006                  4.658                     4.653                0.005
 3/21/2006                  4.719                     4.739               -0.020
 3/22/2006                  4.701                     4.739               -0.038
 3/23/2006                  4.735                     4.773               -0.038
 3/24/2006                  4.671                     4.713               -0.042
 3/27/2006                  4.705                     4.739               -0.034
 3/28/2006                  4.782                     4.795               -0.013
 3/29/2006                  4.806                     4.803                0.003
 3/30/2006                  4.857                     4.836                0.021
 3/31/2006                  4.849                     4.820                0.029
  4/3/2006                  4.864                     4.846                0.018
  4/4/2006                  4.866                     4.821                0.045
  4/5/2006                  4.845                     4.804                0.041
  4/6/2006                  4.901                     4.838                0.063
  4/7/2006                  4.979                     4.897                0.082
 4/10/2006                  4.955                     4.881                0.074
 4/11/2006                  4.922                     4.864                0.058
 4/12/2006                  4.980                     4.907                0.073
 4/13/2006                  5.047                     4.951                0.096
 4/14/2006                  5.047                     4.951                0.096
 4/17/2006                  5.005                     4.900                0.105
 4/18/2006                  4.984                     4.832                0.152
 4/19/2006                  5.024                     4.849                0.175
 4/20/2006                  5.041                     4.884                0.157
 4/21/2006                  5.010                     4.902                0.108
 4/24/2006                  4.979                     4.876                0.103
 4/25/2006                  5.069                     4.937                0.132
 4/26/2006                  5.107                     4.989                0.118
 4/27/2006                  5.069                     4.896                0.173
 4/28/2006                  5.053                     4.862                0.191
  5/1/2006                  5.139                     4.954                0.185
  5/2/2006                  5.110                     4.912                0.198
  5/3/2006                  5.144                     4.937                0.207
  5/4/2006                  5.154                     4.971                0.183
  5/5/2006                  5.102                     4.929                0.173
  5/8/2006                  5.113                     4.954                0.159
  5/9/2006                  5.123                     4.963                0.160
 5/10/2006                  5.125                     4.988                0.137
 5/11/2006                  5.153                     4.988                0.165
 5/12/2006                  5.196                     5.005                0.191
 5/15/2006                  5.155                     4.980                0.175
 5/16/2006                  5.097                     4.946                0.151
 5/17/2006                  5.145                     4.954                0.191
 5/18/2006                  5.063                     4.912                0.151
 5/19/2006                  5.060                     4.963                0.097
 5/22/2006                  5.040                     4.946                0.094
 5/23/2006                  5.014                     4.920                0.094
 5/24/2006                  5.038                     4.937                0.101
 5/25/2006                  5.070                     4.954                0.116
 5/26/2006                  5.050                     4.946                0.104
 5/29/2006                  5.050                     4.946                0.104
 5/30/2006                  5.078                     4.971                0.107
 5/31/2006                  5.121                     5.037                0.084
  6/1/2006                  5.100                     5.021                0.079
  6/2/2006                  4.992                     4.912                0.080
  6/5/2006                  5.020                     4.979                0.041
  6/6/2006                  5.002                     4.996                0.006
  6/7/2006                  5.020                     5.004                0.016
  6/8/2006                  4.996                     5.005               -0.009
  6/9/2006                  4.973                     4.996               -0.023
 6/12/2006                  4.979                     5.013               -0.034
 6/13/2006                  4.963                     5.005               -0.042
 6/14/2006                  5.064                     5.116               -0.052
 6/15/2006                  5.096                     5.133               -0.037
 6/16/2006                  5.128                     5.159               -0.031
 6/19/2006                  5.137                     5.177               -0.040
 6/20/2006                  5.151                     5.194               -0.043
 6/21/2006                  5.155                     5.195               -0.040
 6/22/2006                  5.210                     5.238               -0.028
 6/23/2006                  5.224                     5.265               -0.041
 6/26/2006                  5.235                     5.248               -0.013
 6/27/2006                  5.202                     5.240               -0.038
 6/28/2006                  5.245                     5.279               -0.034
 6/29/2006                  5.196                     5.187                0.009
 6/30/2006                  5.138                     5.154               -0.016
  7/3/2006                  5.151                     5.171               -0.020
  7/4/2006                  5.151                     5.171               -0.020
  7/5/2006                  5.222                     5.238               -0.016
  7/6/2006                  5.181                     5.213               -0.032
  7/7/2006                  5.128                     5.170               -0.042
 7/10/2006                  5.126                     5.170               -0.044
 7/11/2006                  5.102                     5.154               -0.052
 7/12/2006                  5.100                     5.170               -0.070
 7/13/2006                  5.065                     5.111               -0.046
 7/14/2006                  5.065                     5.094               -0.029
 7/17/2006                  5.065                     5.111               -0.046
 7/18/2006                  5.132                     5.187               -0.055
 7/19/2006                  5.051                     5.102               -0.051
 7/20/2006                  5.028                     5.059               -0.031
 7/21/2006                  5.042                     5.076               -0.034
 7/24/2006                  5.044                     5.084               -0.040
 7/25/2006                  5.065                     5.119               -0.054
 7/26/2006                  5.032                     5.067               -0.035
 7/27/2006                  5.036                     5.046               -0.010
 7/28/2006                  4.992                     4.979                0.013
 7/31/2006                  4.981                     4.954                0.027
  8/1/2006                  4.977                     4.954                0.023
  8/2/2006                  4.965                     4.954                0.011
  8/3/2006                  4.961                     4.987               -0.026
  8/4/2006                  4.895                     4.903               -0.008
  8/7/2006                  4.921                     4.945               -0.024
  8/8/2006                  4.919                     4.903                0.016
  8/9/2006                  4.939                     4.911                0.028
 8/10/2006                  4.933                     4.928                0.005
 8/11/2006                  4.971                     4.969                0.002
 8/14/2006                  4.997                     5.011               -0.014
 8/15/2006                  4.931                     4.944               -0.013
 8/16/2006                  4.861                     4.876               -0.015
 8/17/2006                  4.865                     4.901               -0.036
 8/18/2006                  4.843                     4.875               -0.032
 8/21/2006                  4.813                     4.857               -0.044
 8/22/2006                  4.811                     4.866               -0.055
 8/23/2006                  4.809                     4.865               -0.056
 8/24/2006                  4.801                     4.874               -0.073
 8/25/2006                  4.781                     4.856               -0.075
 8/28/2006                  4.793                     4.873               -0.080
 8/29/2006                  4.779                     4.855               -0.076
 8/30/2006                  4.753                     4.813               -0.060
 8/31/2006                  4.728                     4.780               -0.052
  9/1/2006                  4.726                     4.762               -0.036
  9/4/2006                  4.726                     4.762               -0.036
  9/5/2006                  4.781                     4.795               -0.014
  9/6/2006                  4.797                     4.812               -0.015
  9/7/2006                  4.787                     4.812               -0.025
  9/8/2006                  4.773                     4.811               -0.038
 9/11/2006                  4.803                     4.828               -0.025
 9/12/2006                  4.771                     4.819               -0.048
 9/13/2006                  4.761                     4.794               -0.033
 9/14/2006                  4.791                     4.836               -0.045
 9/15/2006                  4.790                     4.861               -0.071
 9/18/2006                  4.806                     4.878               -0.072
 9/19/2006                  4.735                     4.801               -0.066
 9/20/2006                  4.731                     4.818               -0.087
 9/21/2006                  4.638                     4.690               -0.052
 9/22/2006                  4.591                     4.672               -0.081
 9/25/2006                  4.544                     4.638               -0.094
 9/26/2006                  4.585                     4.697               -0.112
 9/27/2006                  4.600                     4.688               -0.088
 9/28/2006                  4.614                     4.662               -0.048
 9/29/2006                  4.630                     4.687               -0.057
 10/2/2006                  4.602                     4.646               -0.044
 10/3/2006                  4.616                     4.654               -0.038
 10/4/2006                  4.561                     4.587               -0.026
 10/5/2006                  4.606                     4.654               -0.048
 10/6/2006                  4.696                     4.738               -0.042
 10/9/2006                  4.696                     4.738               -0.042
10/10/2006                  4.754                     4.822               -0.068
10/11/2006                  4.780                     4.856               -0.076
10/12/2006                  4.772                     4.839               -0.067
10/13/2006                  4.800                     4.865               -0.065
10/16/2006                  4.778                     4.848               -0.070
10/17/2006                  4.768                     4.840               -0.072
10/18/2006                  4.756                     4.840               -0.084
10/19/2006                  4.784                     4.866               -0.082
10/20/2006                  4.788                     4.876               -0.088
10/23/2006                  4.830                     4.910               -0.080
10/24/2006                  4.822                     4.911               -0.089
10/25/2006                  4.763                     4.846               -0.083
10/26/2006                  4.719                     4.805               -0.086
10/27/2006                  4.673                     4.747               -0.074
10/30/2006                  4.671                     4.755               -0.084
10/31/2006                  4.600                     4.697               -0.097
 11/1/2006                  4.566                     4.647               -0.081
 11/2/2006                  4.596                     4.671               -0.075
 11/3/2006                  4.717                     4.820               -0.103
 11/6/2006                  4.695                     4.803               -0.108
 11/7/2006                  4.659                     4.770               -0.111
 11/8/2006                  4.637                     4.753               -0.116
 11/9/2006                  4.627                     4.744               -0.117
11/10/2006                  4.590                     4.735               -0.145
11/13/2006                  4.611                     4.768               -0.157
11/14/2006                  4.564                     4.743               -0.179
11/15/2006                  4.619                     4.810               -0.191
11/16/2006                  4.666                     4.852               -0.186
11/17/2006                  4.601                     4.767               -0.166
11/20/2006                  4.599                     4.775               -0.176
11/21/2006                  4.572                     4.758               -0.186
11/22/2006                  4.560                     4.741               -0.181
11/23/2006                  4.560                     4.740               -0.180
11/24/2006                  4.550                     4.731               -0.181
11/27/2006                  4.530                     4.723               -0.193
11/28/2006                  4.503                     4.679               -0.176
11/29/2006                  4.523                     4.687               -0.164
11/30/2006                  4.460                     4.613               -0.153
 12/1/2006                  4.435                     4.521               -0.086
 12/4/2006                  4.425                     4.512               -0.087
 12/5/2006                  4.442                     4.512               -0.070
 12/6/2006                  4.487                     4.587               -0.100
 12/7/2006                  4.483                     4.578               -0.095
 12/8/2006                  4.546                     4.670               -0.124
12/11/2006                  4.520                     4.662               -0.142
12/12/2006                  4.487                     4.611               -0.124
12/13/2006                  4.581                     4.704               -0.123
12/14/2006                  4.599                     4.738               -0.139
12/15/2006                  4.595                     4.721               -0.126
12/18/2006                  4.583                     4.713               -0.130
12/19/2006                  4.591                     4.713               -0.122
12/20/2006                  4.597                     4.713               -0.116
12/21/2006                  4.547                     4.653               -0.106
12/22/2006                  4.620                     4.722               -0.102
12/25/2006                  4.620                     4.722               -0.102
12/26/2006                  4.601                     4.713               -0.112
12/27/2006                  4.652                     4.782               -0.130
12/28/2006                  4.682                     4.796               -0.114
12/29/2006                  4.704                     4.812               -0.108
  1/1/2007                  4.704                     4.812               -0.108
  1/2/2007                  4.682                     4.795               -0.113
  1/3/2007                  4.660                     4.762               -0.102
  1/4/2007                  4.604                     4.695               -0.091
  1/5/2007                  4.646                     4.754               -0.108
  1/8/2007                  4.654                     4.779               -0.125
  1/9/2007                  4.656                     4.795               -0.139
 1/10/2007                  4.686                     4.812               -0.126
 1/11/2007                  4.732                     4.854               -0.122
 1/12/2007                  4.777                     4.880               -0.103
 1/15/2007                  4.777                     4.880               -0.103
 1/16/2007                  4.749                     4.863               -0.114
 1/17/2007                  4.781                     4.906               -0.125
 1/18/2007                  4.745                     4.880               -0.135
 1/19/2007                  4.777                     4.915               -0.138
 1/22/2007                  4.761                     4.907               -0.146
 1/23/2007                  4.810                     4.941               -0.131
 1/24/2007                  4.810                     4.933               -0.123
 1/25/2007                  4.875                     4.970               -0.095
 1/26/2007                  4.875                     4.970               -0.095
 1/29/2007                  4.892                     4.979               -0.087
 1/30/2007                  4.871                     4.962               -0.091
 1/31/2007                  4.810                     4.921               -0.111
  2/1/2007                  4.837                     4.962               -0.125
  2/2/2007                  4.822                     4.937               -0.115
  2/5/2007                  4.804                     4.921               -0.117
  2/6/2007                  4.768                     4.895               -0.127
  2/7/2007                  4.745                     4.870               -0.125
  2/8/2007                  4.733                     4.878               -0.145
  2/9/2007                  4.782                     4.904               -0.122
 2/12/2007                  4.806                     4.929               -0.123
 2/13/2007                  4.810                     4.937               -0.127
 2/14/2007                  4.738                     4.870               -0.132
 2/15/2007                  4.708                     4.836               -0.128
 2/16/2007                  4.690                     4.827               -0.137
 2/19/2007                  4.690                     4.826               -0.136
 2/20/2007                  4.676                     4.818               -0.142
 2/21/2007                  4.692                     4.843               -0.151
 2/22/2007                  4.730                     4.862               -0.132
 2/23/2007                  4.672                     4.804               -0.132
 2/26/2007                  4.627                     4.762               -0.135
 2/27/2007                  4.513                     4.589               -0.076
 2/28/2007                  4.568                     4.646               -0.078
  3/1/2007                  4.552                     4.613               -0.061
  3/2/2007                  4.499                     4.529               -0.030
  3/5/2007                  4.497                     4.521               -0.024
  3/6/2007                  4.530                     4.578               -0.048
  3/7/2007                  4.489                     4.528               -0.039
  3/8/2007                  4.514                     4.561               -0.047
  3/9/2007                  4.589                     4.669               -0.080
 3/12/2007                  4.554                     4.635               -0.081
 3/13/2007                  4.493                     4.509               -0.016
 3/14/2007                  4.536                     4.559               -0.023
 3/15/2007                  4.538                     4.584               -0.046
 3/16/2007                  4.545                     4.592               -0.047
 3/19/2007                  4.565                     4.625               -0.060
 3/20/2007                  4.551                     4.608               -0.057
 3/21/2007                  4.538                     4.532                0.006
 3/22/2007                  4.585                     4.582                0.003
 3/23/2007                  4.613                     4.607                0.006
 3/26/2007                  4.603                     4.581                0.022
 3/27/2007                  4.599                     4.564                0.035
 3/28/2007                  4.622                     4.572                0.050
 3/29/2007                  4.644                     4.587                0.057
 3/30/2007                  4.646                     4.579                0.067
  4/2/2007                  4.642                     4.587                0.055
  4/3/2007                  4.666                     4.620                0.046
  4/4/2007                  4.650                     4.595                0.055
  4/5/2007                  4.680                     4.629                0.051
  4/6/2007                  4.751                     4.738                0.013
  4/9/2007                  4.745                     4.739                0.006
 4/10/2007                  4.720                     4.697                0.023
 4/11/2007                  4.732                     4.722                0.010
 4/12/2007                  4.737                     4.731                0.006
 4/13/2007                  4.763                     4.765               -0.002
 4/16/2007                  4.737                     4.740               -0.003
 4/17/2007                  4.682                     4.672                0.010
 4/18/2007                  4.652                     4.639                0.013
 4/19/2007                  4.666                     4.639                0.027
 4/20/2007                  4.672                     4.648                0.024
 4/23/2007                  4.642                     4.622                0.020
 4/24/2007                  4.622                     4.597                0.025
 4/25/2007                  4.652                     4.631                0.021
 4/26/2007                  4.698                     4.670                0.028
 4/27/2007                  4.694                     4.653                0.041
 4/30/2007                  4.624                     4.595                0.029
  5/1/2007                  4.638                     4.628                0.010
  5/2/2007                  4.644                     4.645               -0.001
  5/3/2007                  4.674                     4.695               -0.021
  5/4/2007                  4.640                     4.671               -0.031
  5/7/2007                  4.628                     4.671               -0.043
  5/8/2007                  4.636                     4.671               -0.035
  5/9/2007                  4.667                     4.730               -0.063
 5/10/2007                  4.640                     4.680               -0.040
 5/11/2007                  4.674                     4.706               -0.032
 5/14/2007                  4.696                     4.731               -0.035
 5/15/2007                  4.704                     4.731               -0.027
 5/16/2007                  4.712                     4.732               -0.020
 5/17/2007                  4.754                     4.783               -0.029
 5/18/2007                  4.802                     4.818               -0.016
 5/21/2007                  4.784                     4.801               -0.017
 5/22/2007                  4.826                     4.836               -0.010
 5/23/2007                  4.849                     4.836                0.013
 5/24/2007                  4.841                     4.837                0.004
 5/25/2007                  4.859                     4.856                0.003
 5/28/2007                  4.859                     4.856                0.003
 5/29/2007                  4.884                     4.900               -0.016
 5/30/2007                  4.870                     4.879               -0.009
 5/31/2007                  4.890                     4.912               -0.022
  6/1/2007                  4.954                     4.971               -0.017
  6/4/2007                  4.929                     4.962               -0.033
  6/5/2007                  4.993                     5.004               -0.011
  6/6/2007                  4.966                     4.954                0.012
  6/7/2007                  5.132                     5.030                0.102
  6/8/2007                  5.101                     4.988                0.113
 6/11/2007                  5.154                     5.013                0.141
 6/12/2007                  5.295                     5.098                0.197
 6/13/2007                  5.200                     5.081                0.119
 6/14/2007                  5.223                     5.090                0.133
 6/15/2007                  5.165                     5.022                0.143
 6/18/2007                  5.136                     4.997                0.139
 6/19/2007                  5.083                     4.937                0.146
 6/20/2007                  5.134                     4.972                0.162
 6/21/2007                  5.188                     4.972                0.216
 6/22/2007                  5.132                     4.912                0.220
 6/25/2007                  5.082                     4.869                0.213
 6/26/2007                  5.080                     4.869                0.211
 6/27/2007                  5.082                     4.896                0.186
 6/28/2007                  5.105                     4.946                0.159
 6/29/2007                  5.026                     4.862                0.164
  7/2/2007                  4.991                     4.846                0.145
  7/3/2007                  5.039                     4.879                0.160
  7/4/2007                  5.039                     4.879                0.160
  7/5/2007                  5.142                     4.971                0.171
  7/6/2007                  5.184                     4.988                0.196
  7/9/2007                  5.140                     4.954                0.186
 7/10/2007                  5.023                     4.836                0.187
 7/11/2007                  5.088                     4.895                0.193
 7/12/2007                  5.126                     4.937                0.189
 7/13/2007                  5.095                     4.920                0.175
 7/16/2007                  5.041                     4.869                0.172
 7/17/2007                  5.051                     4.878                0.173
 7/18/2007                  5.030                     4.852                0.178
 7/19/2007                  5.018                     4.844                0.174
 7/20/2007                  4.952                     4.767                0.185
 7/23/2007                  4.950                     4.783                0.167
 7/24/2007                  4.911                     4.741                0.170
 7/25/2007                  4.900                     4.732                0.168
 7/26/2007                  4.787                     4.563                0.224
 7/27/2007                  4.759                     4.497                0.262
 7/30/2007                  4.804                     4.588                0.216
 7/31/2007                  4.741                     4.522                0.219
  8/1/2007                  4.794                     4.604                0.190
  8/2/2007                  4.767                     4.579                0.188
  8/3/2007                  4.686                     4.421                0.265
  8/6/2007                  4.739                     4.512                0.227
  8/7/2007                  4.770                     4.562                0.208
  8/8/2007                  4.879                     4.662                0.217
  8/9/2007                  4.770                     4.445                0.325
 8/10/2007                  4.810                     4.460                0.350
 8/13/2007                  4.762                     4.418                0.344
 8/14/2007                  4.726                     4.368                0.358
 8/15/2007                  4.726                     4.292                0.434
 8/16/2007                  4.659                     4.216                0.443
 8/17/2007                  4.687                     4.189                0.498
 8/20/2007                  4.628                     4.087                0.541
 8/21/2007                  4.592                     4.028                0.564
 8/22/2007                  4.647                     4.187                0.460
 8/23/2007                  4.647                     4.254                0.393
 8/24/2007                  4.618                     4.295                0.323
 8/27/2007                  4.565                     4.209                0.356
 8/28/2007                  4.508                     4.073                0.435
 8/29/2007                  4.561                     4.165                0.396
 8/30/2007                  4.508                     4.094                0.414
 8/31/2007                  4.531                     4.136                0.395
  9/3/2007                  4.531                     4.136                0.395
  9/4/2007                  4.549                     4.128                0.421
  9/5/2007                  4.469                     4.012                0.457
  9/6/2007                  4.510                     4.087                0.423
  9/7/2007                  4.384                     3.904                0.480
 9/10/2007                  4.324                     3.854                0.470
 9/11/2007                  4.370                     3.945                0.425
 9/12/2007                  4.412                     3.962                0.450
 9/13/2007                  4.466                     4.029                0.437
 9/14/2007                  4.456                     4.037                0.419
 9/17/2007                  4.468                     4.071                0.397
 9/18/2007                  4.474                     3.978                0.496
 9/19/2007                  4.548                     3.995                0.553
 9/20/2007                  4.698                     4.113                0.585
 9/21/2007                  4.622                     4.037                0.585
 9/24/2007                  4.630                     4.045                0.585
 9/25/2007                  4.626                     3.994                0.632
 9/26/2007                  4.622                     3.986                0.636
 9/27/2007                  4.565                     3.947                0.618
 9/28/2007                  4.588                     3.988                0.600
 10/1/2007                  4.547                     4.004                0.543
 10/2/2007                  4.524                     3.971                0.553
 10/3/2007                  4.561                     4.020                0.541
 10/4/2007                  4.512                     3.979                0.533
 10/5/2007                  4.638                     4.078                0.560
 10/8/2007                  4.638                     4.079                0.559
 10/9/2007                  4.649                     4.129                0.520
10/10/2007                  4.651                     4.145                0.506
10/11/2007                  4.638                     4.120                0.518
10/12/2007                  4.683                     4.230                0.453
10/15/2007                  4.679                     4.222                0.457
10/16/2007                  4.649                     4.129                0.520
10/17/2007                  4.554                     3.978                0.576
10/18/2007                  4.491                     3.911                0.580
10/19/2007                  4.393                     3.784                0.609
10/22/2007                  4.413                     3.859                0.554
10/23/2007                  4.405                     3.817                0.588
10/24/2007                  4.341                     3.741                0.600
10/25/2007                  4.379                     3.768                0.611
10/26/2007                  4.403                     3.776                0.627
10/29/2007                  4.383                     3.801                0.582
10/30/2007                  4.381                     3.809                0.572
10/31/2007                  4.473                     3.949                0.524
 11/1/2007                  4.348                     3.760                0.588
 11/2/2007                  4.318                     3.678                0.640
 11/5/2007                  4.336                     3.678                0.658
 11/6/2007                  4.375                     3.711                0.664
 11/7/2007                  4.310                     3.546                0.764
 11/8/2007                  4.285                     3.472                0.813
 11/9/2007                  4.215                     3.430                0.785
11/12/2007                  4.215                     3.429                0.786
11/13/2007                  4.265                     3.545                0.720
11/14/2007                  4.252                     3.504                0.748
11/15/2007                  4.142                     3.321                0.821
11/16/2007                  4.169                     3.344                0.825
11/19/2007                  4.073                     3.153                0.920
11/20/2007                  4.098                     3.202                0.896
11/21/2007                  4.009                     3.001                1.008
11/22/2007                  4.008                     2.998                1.010
11/23/2007                  4.001                     3.082                0.919
11/26/2007                  3.841                     2.889                0.952
11/27/2007                  3.950                     3.072                0.878
11/28/2007                  4.037                     3.180                0.857
11/29/2007                  3.936                     3.048                0.888
11/30/2007                  3.940                     2.999                0.941
 12/3/2007                  3.848                     2.852                0.996
 12/4/2007                  3.894                     2.876                1.018
 12/5/2007                  3.957                     2.933                1.024
 12/6/2007                  4.010                     3.031                0.979
 12/7/2007                  4.107                     3.104                1.003
12/10/2007                  4.159                     3.170                0.989
12/11/2007                  3.971                     2.923                1.048
12/12/2007                  4.091                     3.137                0.954
12/13/2007                  4.203                     3.236                0.967
12/14/2007                  4.236                     3.312                0.924
12/17/2007                  4.147                     3.179                0.968
12/18/2007                  4.120                     3.195                0.925
12/19/2007                  4.030                     3.104                0.926
12/20/2007                  4.053                     3.095                0.958
12/21/2007                  4.170                     3.196                0.974
12/24/2007                  4.214                     3.246                0.968
12/25/2007                  4.214                     3.246                0.968
12/26/2007                  4.277                     3.306                0.971
12/27/2007                  4.199                     3.213                0.986
12/28/2007                  4.075                     3.108                0.967
12/31/2007                  4.025                     3.051                0.974
  1/1/2008                  4.025                     3.050                0.975
  1/2/2008                  3.905                     2.880                1.025
  1/3/2008                  3.894                     2.815                1.079
  1/4/2008                  3.867                     2.748                1.119
  1/7/2008                  3.833                     2.747                1.086
  1/8/2008                  3.784                     2.682                1.102
  1/9/2008                  3.823                     2.721                1.102
 1/10/2008                  3.886                     2.696                1.190
 1/11/2008                  3.785                     2.555                1.230
 1/14/2008                  3.767                     2.554                1.213
 1/15/2008                  3.677                     2.480                1.197
 1/16/2008                  3.736                     2.503                1.233
 1/17/2008                  3.623                     2.404                1.219
 1/18/2008                  3.632                     2.350                1.282
 1/21/2008                  3.631                     2.349                1.282
 1/22/2008                  3.435                     1.997                1.438
 1/23/2008                  3.600                     2.151                1.449
 1/24/2008                  3.704                     2.314                1.390
 1/25/2008                  3.551                     2.186                1.365
 1/28/2008                  3.582                     2.193                1.389
 1/29/2008                  3.679                     2.290                1.389
 1/30/2008                  3.667                     2.169                1.498
 1/31/2008                  3.595                     2.097                1.498
  2/1/2008                  3.594                     2.073                1.521
  2/4/2008                  3.646                     2.064                1.582
  2/5/2008                  3.572                     1.919                1.653
  2/6/2008                  3.590                     1.927                1.663
  2/7/2008                  3.762                     2.048                1.714
  2/8/2008                  3.645                     1.926                1.719
 2/11/2008                  3.616                     1.909                1.707
 2/12/2008                  3.660                     1.917                1.743
 2/13/2008                  3.730                     1.917                1.813
 2/14/2008                  3.818                     1.892                1.926
 2/15/2008                  3.770                     1.915                1.855
 2/18/2008                  3.771                     1.915                1.856
 2/19/2008                  3.898                     2.071                1.827
 2/20/2008                  3.892                     2.129                1.763
 2/21/2008                  3.773                     1.972                1.801
 2/22/2008                  3.803                     2.021                1.782
 2/25/2008                  3.898                     2.112                1.786
 2/26/2008                  3.862                     2.004                1.858
 2/27/2008                  3.850                     1.996                1.854
 2/28/2008                  3.672                     1.820                1.852
 2/29/2008                  3.511                     1.620                1.891
  3/3/2008                  3.549                     1.635                1.914
  3/4/2008                  3.626                     1.659                1.967
  3/5/2008                  3.670                     1.626                2.044
  3/6/2008                  3.585                     1.506                2.079
  3/7/2008                  3.534                     1.520                2.014
 3/10/2008                  3.457                     1.487                1.970
 3/11/2008                  3.594                     1.744                1.850
 3/12/2008                  3.462                     1.623                1.839
 3/13/2008                  3.528                     1.630                1.898
 3/14/2008                  3.470                     1.483                1.987
 3/17/2008                  3.308                     1.345                1.963
 3/18/2008                  3.485                     1.603                1.882
 3/19/2008                  3.330                     1.464                1.866
 3/20/2008                  3.335                     1.600                1.735
 3/21/2008                  3.335                     1.600                1.735
 3/24/2008                  3.558                     1.805                1.753
 3/25/2008                  3.507                     1.772                1.735
 3/26/2008                  3.462                     1.623                1.839
 3/27/2008                  3.530                     1.690                1.840
 3/28/2008                  3.443                     1.650                1.793
 3/31/2008                  3.411                     1.586                1.825
  4/1/2008                  3.560                     1.794                1.766
  4/2/2008                  3.598                     1.899                1.699
  4/3/2008                  3.579                     1.891                1.688
  4/4/2008                  3.468                     1.818                1.650
  4/7/2008                  3.537                     1.916                1.621
  4/8/2008                  3.558                     1.875                1.683
  4/9/2008                  3.483                     1.770                1.713
 4/10/2008                  3.541                     1.843                1.698
 4/11/2008                  3.471                     1.746                1.725
 4/14/2008                  3.513                     1.762                1.751
 4/15/2008                  3.602                     1.868                1.734
 4/16/2008                  3.691                     1.967                1.724
 4/17/2008                  3.729                     2.107                1.622
 4/18/2008                  3.708                     2.134                1.574
 4/21/2008                  3.727                     2.176                1.551
 4/22/2008                  3.693                     2.193                1.500
 4/23/2008                  3.733                     2.193                1.540
 4/24/2008                  3.827                     2.387                1.440
 4/25/2008                  3.872                     2.419                1.453
 4/28/2008                  3.827                     2.346                1.481
 4/29/2008                  3.821                     2.354                1.467
 4/30/2008                  3.730                     2.258                1.472
  5/1/2008                  3.765                     2.371                1.394
  5/2/2008                  3.857                     2.453                1.404
  5/5/2008                  3.869                     2.421                1.448
  5/6/2008                  3.918                     2.389                1.529
  5/7/2008                  3.849                     2.308                1.541
  5/8/2008                  3.780                     2.218                1.562
  5/9/2008                  3.771                     2.243                1.528
 5/12/2008                  3.799                     2.309                1.490
 5/13/2008                  3.915                     2.474                1.441
 5/14/2008                  3.913                     2.515                1.398
 5/15/2008                  3.816                     2.425                1.391
 5/16/2008                  3.846                     2.443                1.403
 5/19/2008                  3.831                     2.393                1.438
 5/20/2008                  3.776                     2.302                1.474
 5/21/2008                  3.809                     2.402                1.407
 5/22/2008                  3.913                     2.528                1.385
 5/23/2008                  3.844                     2.429                1.415
 5/26/2008                  3.844                     2.438                1.406
 5/27/2008                  3.921                     2.505                1.416
 5/28/2008                  4.005                     2.607                1.398
 5/29/2008                  4.077                     2.686                1.391
 5/30/2008                  4.061                     2.645                1.416
  6/2/2008                  3.959                     2.508                1.451
  6/3/2008                  3.896                     2.402                1.494
  6/4/2008                  3.978                     2.451                1.527
  6/5/2008                  4.040                     2.499                1.541
  6/6/2008                  3.911                     2.376                1.535
  6/9/2008                  4.000                     2.711                1.289
 6/10/2008                  4.105                     2.925                1.180
 6/11/2008                  4.075                     2.810                1.265
 6/12/2008                  4.213                     3.041                1.172
 6/13/2008                  4.259                     3.035                1.224
 6/16/2008                  4.269                     3.035                1.234
 6/17/2008                  4.199                     2.894                1.305
 6/18/2008                  4.138                     2.853                1.285
 6/19/2008                  4.209                     2.937                1.272
 6/20/2008                  4.166                     2.896                1.270
 6/23/2008                  4.166                     2.938                1.228
 6/24/2008                  4.084                     2.838                1.246
 6/25/2008                  4.101                     2.814                1.287
 6/26/2008                  4.035                     2.661                1.374
 6/27/2008                  3.967                     2.629                1.338
 6/30/2008                  3.971                     2.620                1.351
  7/1/2008                  4.004                     2.652                1.352
  7/2/2008                  3.959                     2.579                1.380
  7/3/2008                  3.977                     2.529                1.448
  7/4/2008                  3.977                     2.537                1.440
  7/7/2008                  3.901                     2.431                1.470
  7/8/2008                  3.884                     2.479                1.405
  7/9/2008                  3.813                     2.390                1.423
 7/10/2008                  3.798                     2.405                1.393
 7/11/2008                  3.960                     2.599                1.361
 7/14/2008                  3.857                     2.451                1.406
 7/15/2008                  3.821                     2.369                1.452
 7/16/2008                  3.936                     2.426                1.510
 7/17/2008                  3.993                     2.491                1.502
 7/18/2008                  4.085                     2.638                1.447
 7/21/2008                  4.044                     2.596                1.448
 7/22/2008                  4.101                     2.720                1.381
 7/23/2008                  4.118                     2.737                1.381
 7/24/2008                  3.999                     2.609                1.390
 7/25/2008                  4.099                     2.714                1.385
 7/28/2008                  4.003                     2.577                1.426
 7/29/2008                  4.040                     2.625                1.415
 7/30/2008                  4.046                     2.633                1.413
 7/31/2008                  3.948                     2.512                1.436
  8/1/2008                  3.933                     2.495                1.438
  8/4/2008                  3.964                     2.535                1.429
  8/5/2008                  4.019                     2.551                1.468
  8/6/2008                  4.052                     2.575                1.477
  8/7/2008                  3.925                     2.428                1.497
  8/8/2008                  3.932                     2.500                1.432
 8/11/2008                  3.995                     2.541                1.454
 8/12/2008                  3.900                     2.426                1.474
 8/13/2008                  3.936                     2.475                1.461
 8/14/2008                  3.891                     2.433                1.458
 8/15/2008                  3.840                     2.383                1.457
 8/18/2008                  3.815                     2.333                1.482
 8/19/2008                  3.834                     2.300                1.534
 8/20/2008                  3.802                     2.250                1.552
 8/21/2008                  3.831                     2.307                1.524
 8/22/2008                  3.872                     2.404                1.468
 8/25/2008                  3.786                     2.329                1.457
 8/26/2008                  3.776                     2.328                1.448
 8/27/2008                  3.765                     2.278                1.487
 8/28/2008                  3.780                     2.363                1.417
 8/29/2008                  3.813                     2.371                1.442
  9/1/2008                  3.813                     2.371                1.442
  9/2/2008                  3.735                     2.258                1.477
  9/3/2008                  3.701                     2.258                1.443
  9/4/2008                  3.625                     2.177                1.448
  9/5/2008                  3.701                     2.306                1.395
  9/8/2008                  3.676                     2.306                1.370
  9/9/2008                  3.569                     2.167                1.402
 9/10/2008                  3.631                     2.200                1.431
 9/11/2008                  3.644                     2.224                1.420
 9/12/2008                  3.721                     2.207                1.514
 9/15/2008                  3.389                     1.710                1.679
 9/16/2008                  3.438                     1.806                1.632
 9/17/2008                  3.416                     1.643                1.773
 9/18/2008                  3.546                     1.699                1.847
 9/19/2008                  3.812                     2.172                1.640
 9/22/2008                  3.837                     2.130                1.707
 9/23/2008                  3.801                     2.072                1.729
 9/24/2008                  3.812                     1.964                1.848
 9/25/2008                  3.856                     2.165                1.691
 9/26/2008                  3.854                     2.100                1.754
 9/29/2008                  3.579                     1.661                1.918
 9/30/2008                  3.825                     1.964                1.861
 10/1/2008                  3.740                     1.820                1.920
 10/2/2008                  3.629                     1.620                2.009
 10/3/2008                  3.605                     1.586                2.019
 10/6/2008                  3.455                     1.434                2.021
 10/7/2008                  3.505                     1.457                2.048
 10/8/2008                  3.642                     1.552                2.090
 10/9/2008                  3.787                     1.536                2.251
10/10/2008                  3.872                     1.638                2.234
10/13/2008                  3.980                     1.597                2.383
10/14/2008                  4.079                     1.816                2.263
10/15/2008                  3.949                     1.556                2.393
10/16/2008                  3.961                     1.620                2.341
10/17/2008                  3.932                     1.619                2.313
10/20/2008                  3.843                     1.700                2.143
10/21/2008                  3.741                     1.618                2.123
10/22/2008                  3.596                     1.503                2.093
10/23/2008                  3.676                     1.608                2.068
10/24/2008                  3.687                     1.516                2.171
10/27/2008                  3.689                     1.540                2.149
10/28/2008                  3.836                     1.573                2.263
10/29/2008                  3.857                     1.536                2.321
10/30/2008                  3.966                     1.568                2.398
10/31/2008                  3.955                     1.552                2.403
 11/3/2008                  3.916                     1.440                2.476
 11/4/2008                  3.727                     1.376                2.351
 11/5/2008                  3.704                     1.344                2.360
 11/6/2008                  3.690                     1.288                2.402
 11/7/2008                  3.795                     1.327                2.468
11/10/2008                  3.745                     1.246                2.499
11/11/2008                  3.745                     1.245                2.500
11/12/2008                  3.648                     1.165                2.483
11/13/2008                  3.857                     1.237                2.620
11/14/2008                  3.737                     1.212                2.525
11/17/2008                  3.650                     1.179                2.471
11/18/2008                  3.531                     1.130                2.401
11/19/2008                  3.322                     1.064                2.258
11/20/2008                  3.015                     0.983                2.032
11/21/2008                  3.199                     1.103                2.096
11/24/2008                  3.325                     1.208                2.117
11/25/2008                  3.110                     1.183                1.927
11/26/2008                  2.980                     1.095                1.885
11/27/2008                  2.980                     1.095                1.885
11/28/2008                  2.922                     0.985                1.937
 12/1/2008                  2.733                     0.905                1.828
 12/2/2008                  2.674                     0.889                1.785
 12/3/2008                  2.660                     0.889                1.771
 12/4/2008                  2.553                     0.817                1.736
 12/5/2008                  2.705                     0.926                1.779
 12/8/2008                  2.740                     0.942                1.798
 12/9/2008                  2.642                     0.846                1.796
12/10/2008                  2.684                     0.853                1.831
12/11/2008                  2.604                     0.781                1.823
12/12/2008                  2.572                     0.763                1.809
12/15/2008                  2.514                     0.738                1.776
12/16/2008                  2.257                     0.649                1.608
12/17/2008                  2.193                     0.745                1.448
12/18/2008                  2.080                     0.680                1.400
12/19/2008                  2.125                     0.742                1.383
12/22/2008                  2.172                     0.822                1.350
12/23/2008                  2.175                     0.918                1.257
12/24/2008                  2.184                     0.911                1.273
12/25/2008                  2.183                     0.911                1.272
12/26/2008                  2.133                     0.887                1.246
12/29/2008                  2.100                     0.776                1.324
12/30/2008                  2.055                     0.729                1.326
12/31/2008                  2.214                     0.768                1.446
  1/1/2009                  2.213                     0.768                1.445
  1/2/2009                  2.371                     0.823                1.548
  1/5/2009                  2.483                     0.768                1.715
  1/6/2009                  2.447                     0.767                1.680
  1/7/2009                  2.496                     0.815                1.681
  1/8/2009                  2.441                     0.831                1.610
  1/9/2009                  2.392                     0.751                1.641
 1/12/2009                  2.306                     0.743                1.563
 1/13/2009                  2.294                     0.742                1.552
 1/14/2009                  2.201                     0.710                1.491
 1/15/2009                  2.207                     0.718                1.489
 1/16/2009                  2.320                     0.725                1.595
 1/19/2009                  2.320                     0.725                1.595
 1/20/2009                  2.379                     0.709                1.670
 1/21/2009                  2.538                     0.773                1.765
 1/22/2009                  2.594                     0.724                1.870
 1/23/2009                  2.619                     0.814                1.805
 1/26/2009                  2.643                     0.830                1.813
 1/27/2009                  2.529                     0.805                1.724
 1/28/2009                  2.668                     0.903                1.765
 1/29/2009                  2.860                     0.958                1.902
 1/30/2009                  2.842                     0.950                1.892
  2/2/2009                  2.724                     0.895                1.829
  2/3/2009                  2.886                     0.966                1.920
  2/4/2009                  2.937                     0.982                1.955
  2/5/2009                  2.914                     0.967                1.947
  2/6/2009                  2.994                     0.999                1.995
  2/9/2009                  2.986                     1.015                1.971
 2/10/2009                  2.815                     0.895                1.920
 2/11/2009                  2.755                     0.919                1.836
 2/12/2009                  2.788                     0.911                1.877
 2/13/2009                  2.891                     0.968                1.923
 2/16/2009                  2.891                     0.960                1.931
 2/17/2009                  2.650                     0.863                1.787
 2/18/2009                  2.757                     0.952                1.805
 2/19/2009                  2.855                     0.985                1.870
 2/20/2009                  2.790                     0.944                1.846
 2/23/2009                  2.755                     0.936                1.819
 2/24/2009                  2.797                     0.977                1.820
 2/25/2009                  2.928                     1.077                1.851
 2/26/2009                  2.993                     1.085                1.908
 2/27/2009                  3.015                     0.974                2.041
  3/2/2009                  2.864                     0.871                1.993
  3/3/2009                  2.879                     0.879                2.000
  3/4/2009                  2.976                     0.943                2.033
  3/5/2009                  2.813                     0.887                1.926
  3/6/2009                  2.874                     0.951                1.923
  3/9/2009                  2.861                     0.959                1.902
 3/10/2009                  3.006                     1.032                1.974
 3/11/2009                  2.907                     1.016                1.891
 3/12/2009                  2.855                     1.008                1.847
 3/13/2009                  2.892                     0.960                1.932
 3/16/2009                  2.955                     1.000                1.955
 3/17/2009                  3.008                     1.033                1.975
 3/18/2009                  2.535                     0.814                1.721
 3/19/2009                  2.604                     0.863                1.741
 3/20/2009                  2.636                     0.871                1.765
 3/23/2009                  2.654                     0.895                1.759
 3/24/2009                  2.703                     0.912                1.791
 3/25/2009                  2.786                     0.958                1.828
 3/26/2009                  2.741                     0.911                1.830
 3/27/2009                  2.759                     0.911                1.848
 3/30/2009                  2.714                     0.847                1.867
 3/31/2009                  2.665                     0.800                1.865
  4/1/2009                  2.656                     0.808                1.848
  4/2/2009                  2.768                     0.887                1.881
  4/3/2009                  2.887                     0.951                1.936
  4/6/2009                  2.924                     0.943                1.981
  4/7/2009                  2.898                     0.911                1.987
  4/8/2009                  2.858                     0.927                1.931
  4/9/2009                  2.923                     0.951                1.972
 4/10/2009                  2.924                     0.952                1.972
 4/13/2009                  2.860                     0.871                1.989
 4/14/2009                  2.786                     0.847                1.939
 4/15/2009                  2.766                     0.855                1.911
 4/16/2009                  2.832                     0.903                1.929
 4/17/2009                  2.947                     0.968                1.979
 4/20/2009                  2.838                     0.912                1.926
 4/21/2009                  2.899                     0.936                1.963
 4/22/2009                  2.942                     0.961                1.981
 4/23/2009                  2.921                     0.928                1.993
 4/24/2009                  2.992                     0.961                2.031
 4/27/2009                  2.910                     0.879                2.031
 4/28/2009                  3.009                     0.950                2.059
 4/29/2009                  3.109                     0.958                2.151
 4/30/2009                  3.121                     0.903                2.218
  5/1/2009                  3.155                     0.911                2.244
  5/4/2009                  3.153                     0.943                2.210
  5/5/2009                  3.161                     0.967                2.194
  5/6/2009                  3.163                     0.967                2.196
  5/7/2009                  3.339                     0.999                2.340
  5/8/2009                  3.287                     0.983                2.304
 5/11/2009                  3.167                     0.895                2.272
 5/12/2009                  3.175                     0.887                2.288
 5/13/2009                  3.121                     0.871                2.250
 5/14/2009                  3.090                     0.847                2.243
 5/15/2009                  3.136                     0.855                2.281
 5/18/2009                  3.232                     0.911                2.321
 5/19/2009                  3.245                     0.887                2.358
 5/20/2009                  3.193                     0.838                2.355
 5/21/2009                  3.366                     0.863                2.503
 5/22/2009                  3.451                     0.887                2.564
 5/25/2009                  3.451                     0.887                2.564
 5/26/2009                  3.549                     0.920                2.629
 5/27/2009                  3.740                     0.982                2.758
 5/28/2009                  3.614                     0.966                2.648
 5/29/2009                  3.461                     0.919                2.542
  6/1/2009                  3.675                     0.950                2.725
  6/2/2009                  3.615                     0.950                2.665
  6/3/2009                  3.542                     0.911                2.631
  6/4/2009                  3.712                     0.959                2.753
  6/5/2009                  3.830                     1.296                2.534
  6/8/2009                  3.876                     1.402                2.474
  6/9/2009                  3.858                     1.306                2.552
 6/10/2009                  3.948                     1.355                2.593
 6/11/2009                  3.856                     1.323                2.533
 6/12/2009                  3.794                     1.268                2.526
 6/15/2009                  3.713                     1.228                2.485
 6/16/2009                  3.661                     1.187                2.474
 6/17/2009                  3.690                     1.163                2.527
 6/18/2009                  3.830                     1.254                2.576
 6/19/2009                  3.783                     1.206                2.577
 6/22/2009                  3.683                     1.133                2.550
 6/23/2009                  3.623                     1.100                2.523
 6/24/2009                  3.687                     1.200                2.487
 6/25/2009                  3.542                     1.129                2.413
 6/26/2009                  3.538                     1.113                2.425
 6/29/2009                  3.479                     1.097                2.382
 6/30/2009                  3.535                     1.113                2.422
  7/1/2009                  3.538                     1.042                2.496
  7/2/2009                  3.496                     0.985                2.511
  7/3/2009                  3.500                     0.985                2.515
  7/6/2009                  3.508                     0.945                2.563
  7/7/2009                  3.456                     0.969                2.487
  7/8/2009                  3.310                     0.913                2.397
  7/9/2009                  3.405                     0.929                2.476
 7/10/2009                  3.304                     0.904                2.400
 7/13/2009                  3.352                     0.904                2.448
 7/14/2009                  3.472                     0.943                2.529
 7/15/2009                  3.606                     1.016                2.590
 7/16/2009                  3.571                     0.983                2.588
 7/17/2009                  3.645                     0.991                2.654
 7/20/2009                  3.608                     0.974                2.634
 7/21/2009                  3.484                     0.925                2.559
 7/22/2009                  3.546                     0.941                2.605
 7/23/2009                  3.657                     1.015                2.642
 7/24/2009                  3.660                     0.998                2.662
 7/27/2009                  3.721                     1.039                2.682
 7/28/2009                  3.688                     1.080                2.608
 7/29/2009                  3.660                     1.162                2.498
 7/30/2009                  3.609                     1.170                2.439
 7/31/2009                  3.481                     1.115                2.366
  8/3/2009                  3.635                     1.187                2.448
  8/4/2009                  3.687                     1.204                2.483
  8/5/2009                  3.748                     1.212                2.536
  8/6/2009                  3.752                     1.204                2.548
  8/7/2009                  3.852                     1.302                2.550
 8/10/2009                  3.778                     1.238                2.540
 8/11/2009                  3.670                     1.173                2.497
 8/12/2009                  3.719                     1.157                2.562
 8/13/2009                  3.600                     1.093                2.507
 8/14/2009                  3.571                     1.053                2.518
 8/17/2009                  3.470                     1.012                2.458
 8/18/2009                  3.511                     1.028                2.483
 8/19/2009                  3.454                     0.988                2.466
 8/20/2009                  3.433                     0.988                2.445
 8/21/2009                  3.567                     1.094                2.473
 8/24/2009                  3.477                     1.020                2.457
 8/25/2009                  3.437                     1.012                2.425
 8/26/2009                  3.435                     1.051                2.384
 8/27/2009                  3.455                     1.044                2.411
 8/28/2009                  3.447                     1.020                2.427
 8/31/2009                  3.399                     0.972                2.427
  9/1/2009                  3.364                     0.909                2.455
  9/2/2009                  3.307                     0.901                2.406
  9/3/2009                  3.346                     0.917                2.429
  9/4/2009                  3.440                     0.932                2.508
  9/7/2009                  3.443                     0.932                2.511
  9/8/2009                  3.484                     0.940                2.544
  9/9/2009                  3.473                     0.924                2.549
 9/10/2009                  3.349                     0.884                2.465
 9/11/2009                  3.349                     0.907                2.442
 9/14/2009                  3.423                     0.923                2.500
 9/15/2009                  3.456                     0.939                2.517
 9/16/2009                  3.471                     0.988                2.483
 9/17/2009                  3.385                     0.939                2.446
 9/18/2009                  3.465                     0.996                2.469
 9/21/2009                  3.482                     0.988                2.494
 9/22/2009                  3.446                     0.955                2.491
 9/23/2009                  3.420                     0.964                2.456
 9/24/2009                  3.383                     0.941                2.442
 9/25/2009                  3.320                     0.988                2.332
 9/28/2009                  3.282                     0.972                2.310
 9/29/2009                  3.292                     0.996                2.296
 9/30/2009                  3.307                     0.949                2.358
 10/1/2009                  3.181                     0.869                2.312
 10/2/2009                  3.221                     0.869                2.352
 10/5/2009                  3.222                     0.877                2.345
 10/6/2009                  3.257                     0.908                2.349
 10/7/2009                  3.184                     0.860                2.324
 10/8/2009                  3.249                     0.884                2.365
 10/9/2009                  3.382                     0.964                2.418
10/12/2009                  3.380                     0.964                2.416
10/13/2009                  3.349                     0.907                2.442
10/14/2009                  3.415                     0.915                2.500
10/15/2009                  3.458                     0.947                2.511
10/16/2009                  3.413                     0.955                2.458
10/19/2009                  3.391                     0.963                2.428
10/20/2009                  3.343                     0.923                2.420
10/21/2009                  3.387                     0.955                2.432
10/22/2009                  3.415                     0.939                2.476
10/23/2009                  3.492                     1.004                2.488
10/26/2009                  3.556                     1.029                2.527
10/27/2009                  3.447                     0.930                2.517
10/28/2009                  3.417                     0.941                2.476
10/29/2009                  3.499                     0.980                2.519
10/30/2009                  3.385                     0.893                2.492
 11/2/2009                  3.416                     0.917                2.499
 11/3/2009                  3.467                     0.917                2.550
 11/4/2009                  3.526                     0.901                2.625
 11/5/2009                  3.526                     0.877                2.649
 11/6/2009                  3.499                     0.844                2.655
 11/9/2009                  3.488                     0.852                2.636
11/10/2009                  3.474                     0.827                2.647
11/11/2009                  3.489                     0.827                2.662
11/12/2009                  3.446                     0.811                2.635
11/13/2009                  3.420                     0.810                2.610
11/16/2009                  3.336                     0.770                2.566
11/17/2009                  3.325                     0.761                2.564
11/18/2009                  3.366                     0.745                2.621
11/19/2009                  3.338                     0.704                2.634
11/20/2009                  3.367                     0.727                2.640
11/23/2009                  3.351                     0.727                2.624
11/24/2009                  3.305                     0.730                2.575
11/25/2009                  3.271                     0.746                2.525
11/26/2009                  3.271                     0.746                2.525
11/27/2009                  3.207                     0.683                2.524
11/30/2009                  3.200                     0.667                2.533
 12/1/2009                  3.284                     0.675                2.609
 12/2/2009                  3.312                     0.722                2.590
 12/3/2009                  3.386                     0.722                2.664
 12/4/2009                  3.474                     0.834                2.640
 12/7/2009                  3.431                     0.762                2.669
 12/8/2009                  3.382                     0.722                2.660
 12/9/2009                  3.435                     0.746                2.689
12/10/2009                  3.499                     0.770                2.729
12/11/2009                  3.552                     0.802                2.750
12/14/2009                  3.550                     0.851                2.699
12/15/2009                  3.588                     0.851                2.737
12/16/2009                  3.599                     0.835                2.764
12/17/2009                  3.480                     0.754                2.726
12/18/2009                  3.539                     0.795                2.744
12/21/2009                  3.676                     0.860                2.816
12/22/2009                  3.756                     0.909                2.847
12/23/2009                  3.750                     0.926                2.824
12/24/2009                  3.805                     0.968                2.837
12/25/2009                  3.805                     0.968                2.837
12/28/2009                  3.842                     1.043                2.799
12/29/2009                  3.799                     1.083                2.716
12/30/2009                  3.788                     1.083                2.705
12/31/2009                  3.839                     1.139                2.700
  1/1/2010                  3.837                     1.140                2.697
  1/4/2010                  3.817                     1.068                2.749
  1/5/2010                  3.763                     1.012                2.751
  1/6/2010                  3.823                     0.996                2.827
  1/7/2010                  3.825                     1.028                2.797
  1/8/2010                  3.832                     0.980                2.852
 1/11/2010                  3.820                     0.940                2.880
 1/12/2010                  3.713                     0.907                2.806
 1/13/2010                  3.793                     0.964                2.829
 1/14/2010                  3.740                     0.923                2.817
 1/15/2010                  3.676                     0.866                2.810
 1/18/2010                  3.676                     0.866                2.810
 1/19/2010                  3.694                     0.890                2.804
 1/20/2010                  3.649                     0.874                2.775
 1/21/2010                  3.588                     0.833                2.755
 1/22/2010                  3.609                     0.792                2.817
 1/25/2010                  3.628                     0.816                2.812
 1/26/2010                  3.621                     0.807                2.814
 1/27/2010                  3.650                     0.919                2.731
 1/28/2010                  3.636                     0.863                2.773
 1/29/2010                  3.586                     0.816                2.770
  2/1/2010                  3.652                     0.855                2.797
  2/2/2010                  3.642                     0.855                2.787
  2/3/2010                  3.707                     0.879                2.828
  2/4/2010                  3.608                     0.807                2.801
  2/5/2010                  3.567                     0.767                2.800
  2/8/2010                  3.562                     0.767                2.795
  2/9/2010                  3.647                     0.831                2.816
 2/10/2010                  3.692                     0.879                2.813
 2/11/2010                  3.720                     0.871                2.849
 2/12/2010                  3.695                     0.831                2.864
 2/15/2010                  3.693                     0.831                2.862
 2/16/2010                  3.659                     0.806                2.853
 2/17/2010                  3.733                     0.847                2.886
 2/18/2010                  3.803                     0.928                2.875
 2/19/2010                  3.775                     0.920                2.855
 2/22/2010                  3.797                     0.887                2.910
 2/23/2010                  3.685                     0.830                2.855
 2/24/2010                  3.693                     0.863                2.830
 2/25/2010                  3.634                     0.824                2.810
 2/26/2010                  3.614                     0.816                2.798
  3/1/2010                  3.610                     0.800                2.810
  3/2/2010                  3.606                     0.792                2.814
  3/3/2010                  3.619                     0.808                2.811
  3/4/2010                  3.604                     0.855                2.749
  3/5/2010                  3.682                     0.895                2.787
  3/8/2010                  3.718                     0.895                2.823
  3/9/2010                  3.702                     0.871                2.831
 3/10/2010                  3.723                     0.903                2.820
 3/11/2010                  3.729                     0.951                2.778
 3/12/2010                  3.702                     0.952                2.750
 3/15/2010                  3.697                     0.944                2.753
 3/16/2010                  3.651                     0.911                2.740
 3/17/2010                  3.638                     0.919                2.719
 3/18/2010                  3.678                     0.960                2.718
 3/19/2010                  3.691                     0.993                2.698
 3/22/2010                  3.661                     0.969                2.692
 3/23/2010                  3.687                     0.977                2.710
 3/24/2010                  3.854                     1.091                2.763
 3/25/2010                  3.880                     1.083                2.797
 3/26/2010                  3.849                     1.044                2.805
 3/29/2010                  3.866                     1.044                2.822
 3/30/2010                  3.859                     1.059                2.800
 3/31/2010                  3.828                     1.020                2.808
  4/1/2010                  3.870                     1.060                2.810
  4/2/2010                  3.947                     1.108                2.839
  4/5/2010                  3.988                     1.172                2.816
  4/6/2010                  3.952                     1.140                2.812
  4/7/2010                  3.855                     1.052                2.803
  4/8/2010                  3.892                     1.068                2.824
  4/9/2010                  3.884                     1.060                2.824
 4/12/2010                  3.844                     1.036                2.808
 4/13/2010                  3.822                     1.052                2.770
 4/14/2010                  3.861                     1.052                2.809
 4/15/2010                  3.834                     1.012                2.822
 4/16/2010                  3.764                     0.955                2.809
 4/19/2010                  3.799                     0.980                2.819
 4/20/2010                  3.801                     1.012                2.789
 4/21/2010                  3.738                     0.996                2.742
 4/22/2010                  3.774                     1.029                2.745
 4/23/2010                  3.811                     1.070                2.741
 4/26/2010                  3.807                     1.053                2.754
 4/27/2010                  3.690                     0.955                2.735
 4/28/2010                  3.765                     1.032                2.733
 4/29/2010                  3.726                     1.004                2.722
 4/30/2010                  3.655                     0.964                2.691
  5/3/2010                  3.684                     0.996                2.688
  5/4/2010                  3.592                     0.940                2.652
  5/5/2010                  3.541                     0.861                2.680
  5/6/2010                  3.396                     0.789                2.607
  5/7/2010                  3.427                     0.812                2.615
 5/10/2010                  3.543                     0.868                2.675
 5/11/2010                  3.525                     0.835                2.690
 5/12/2010                  3.573                     0.867                2.706
 5/13/2010                  3.531                     0.827                2.704
 5/14/2010                  3.455                     0.786                2.669
 5/17/2010                  3.489                     0.802                2.687
 5/18/2010                  3.348                     0.729                2.619
 5/19/2010                  3.370                     0.777                2.593
 5/20/2010                  3.214                     0.712                2.502
 5/21/2010                  3.240                     0.768                2.472
 5/24/2010                  3.196                     0.727                2.469
 5/25/2010                  3.160                     0.759                2.401
 5/26/2010                  3.190                     0.817                2.373
 5/27/2010                  3.362                     0.881                2.481
 5/28/2010                  3.294                     0.770                2.524
 5/31/2010                  3.287                     0.770                2.517
  6/1/2010                  3.261                     0.770                2.491
  6/2/2010                  3.342                     0.809                2.533
  6/3/2010                  3.366                     0.817                2.549
  6/4/2010                  3.204                     0.730                2.474
  6/7/2010                  3.144                     0.714                2.430
  6/8/2010                  3.188                     0.746                2.442
  6/9/2010                  3.175                     0.722                2.453
 6/10/2010                  3.321                     0.786                2.535
 6/11/2010                  3.236                     0.730                2.506
 6/14/2010                  3.255                     0.730                2.525
 6/15/2010                  3.304                     0.754                2.550
 6/16/2010                  3.262                     0.730                2.532
 6/17/2010                  3.190                     0.706                2.484
 6/18/2010                  3.221                     0.713                2.508
 6/21/2010                  3.243                     0.713                2.530
 6/22/2010                  3.168                     0.681                2.487
 6/23/2010                  3.121                     0.676                2.445
 6/24/2010                  3.139                     0.684                2.455
 6/25/2010                  3.110                     0.653                2.457
 6/28/2010                  3.023                     0.629                2.394
 6/29/2010                  2.951                     0.597                2.354
 6/30/2010                  2.933                     0.605                2.328
  7/1/2010                  2.949                     0.629                2.320
  7/2/2010                  2.979                     0.629                2.350
  7/5/2010                  2.975                     0.629                2.346
  7/6/2010                  2.932                     0.613                2.319
  7/7/2010                  2.982                     0.629                2.353
  7/8/2010                  3.032                     0.621                2.411
  7/9/2010                  3.054                     0.629                2.425
 7/12/2010                  3.065                     0.653                2.412
 7/13/2010                  3.123                     0.669                2.454
 7/14/2010                  3.044                     0.605                2.439
 7/15/2010                  2.996                     0.605                2.391
 7/16/2010                  2.923                     0.589                2.334
 7/19/2010                  2.955                     0.589                2.366
 7/20/2010                  2.950                     0.580                2.370
 7/21/2010                  2.880                     0.556                2.324
 7/22/2010                  2.937                     0.564                2.373
 7/23/2010                  2.996                     0.588                2.408
 7/26/2010                  2.994                     0.588                2.406
 7/27/2010                  3.050                     0.637                2.413
 7/28/2010                  2.987                     0.613                2.374
 7/29/2010                  2.981                     0.582                2.399
 7/30/2010                  2.907                     0.550                2.357
  8/2/2010                  2.963                     0.558                2.405
  8/3/2010                  2.910                     0.534                2.376
  8/4/2010                  2.952                     0.566                2.386
  8/5/2010                  2.903                     0.534                2.369
  8/6/2010                  2.818                     0.510                2.308
  8/9/2010                  2.831                     0.533                2.298
 8/10/2010                  2.761                     0.525                2.236
 8/11/2010                  2.683                     0.517                2.166
 8/12/2010                  2.747                     0.541                2.206
 8/13/2010                  2.673                     0.533                2.140
 8/16/2010                  2.564                     0.484                2.080
 8/17/2010                  2.634                     0.500                2.134
 8/18/2010                  2.634                     0.500                2.134
 8/19/2010                  2.577                     0.484                2.093
 8/20/2010                  2.612                     0.491                2.121
 8/23/2010                  2.600                     0.483                2.117
 8/24/2010                  2.490                     0.466                2.024
 8/25/2010                  2.536                     0.524                2.012
 8/26/2010                  2.477                     0.520                1.957
 8/27/2010                  2.646                     0.552                2.094
 8/30/2010                  2.530                     0.497                2.033
 8/31/2010                  2.470                     0.473                1.997
  9/1/2010                  2.575                     0.505                2.070
  9/2/2010                  2.625                     0.497                2.128
  9/3/2010                  2.699                     0.514                2.185
  9/6/2010                  2.704                     0.514                2.190
  9/7/2010                  2.596                     0.482                2.114
  9/8/2010                  2.657                     0.514                2.143
  9/9/2010                  2.761                     0.570                2.191
 9/10/2010                  2.794                     0.571                2.223
 9/13/2010                  2.750                     0.531                2.219
 9/14/2010                  2.681                     0.499                2.182
 9/15/2010                  2.723                     0.483                2.240
 9/16/2010                  2.763                     0.476                2.287
 9/17/2010                  2.739                     0.468                2.271
 9/20/2010                  2.704                     0.460                2.244
 9/21/2010                  2.574                     0.420                2.154
 9/22/2010                  2.560                     0.436                2.124
 9/23/2010                  2.553                     0.420                2.133
 9/24/2010                  2.607                     0.444                2.163
 9/27/2010                  2.526                     0.420                2.106
 9/28/2010                  2.467                     0.434                2.033
 9/29/2010                  2.505                     0.434                2.071
 9/30/2010                  2.512                     0.426                2.086
 10/1/2010                  2.512                     0.418                2.094
 10/4/2010                  2.478                     0.411                2.067
 10/5/2010                  2.474                     0.403                2.071
 10/6/2010                  2.399                     0.387                2.012
 10/7/2010                  2.385                     0.355                2.030
 10/8/2010                  2.394                     0.347                2.047
10/11/2010                  2.394                     0.347                2.047
10/12/2010                  2.433                     0.371                2.062
10/13/2010                  2.424                     0.363                2.061
10/14/2010                  2.509                     0.379                2.130
10/15/2010                  2.561                     0.363                2.198
10/18/2010                  2.509                     0.363                2.146
10/19/2010                  2.477                     0.363                2.114
10/20/2010                  2.481                     0.347                2.134
10/21/2010                  2.547                     0.355                2.192
10/22/2010                  2.556                     0.355                2.201
10/25/2010                  2.563                     0.363                2.200
10/26/2010                  2.641                     0.395                2.246
10/27/2010                  2.722                     0.418                2.304
10/28/2010                  2.659                     0.363                2.296
10/29/2010                  2.601                     0.340                2.261
 11/1/2010                  2.625                     0.347                2.278
 11/2/2010                  2.588                     0.347                2.241
 11/3/2010                  2.572                     0.332                2.240
 11/4/2010                  2.491                     0.332                2.159
 11/5/2010                  2.532                     0.371                2.161
 11/8/2010                  2.552                     0.403                2.149
 11/9/2010                  2.658                     0.443                2.215
11/10/2010                  2.634                     0.427                2.207
11/11/2010                  2.646                     0.427                2.219
11/12/2010                  2.789                     0.508                2.281
11/15/2010                  2.961                     0.540                2.421
11/16/2010                  2.842                     0.500                2.342
11/17/2010                  2.878                     0.484                2.394
11/18/2010                  2.897                     0.500                2.397
11/19/2010                  2.873                     0.509                2.364
11/22/2010                  2.804                     0.468                2.336
11/23/2010                  2.775                     0.457                2.318
11/24/2010                  2.914                     0.535                2.379
11/25/2010                  2.910                     0.535                2.375
11/26/2010                  2.868                     0.512                2.356
11/29/2010                  2.822                     0.512                2.310
11/30/2010                  2.799                     0.457                2.342
 12/1/2010                  2.966                     0.535                2.431
 12/2/2010                  2.990                     0.543                2.447
 12/3/2010                  3.007                     0.472                2.535
 12/6/2010                  2.922                     0.425                2.497
 12/7/2010                  3.128                     0.536                2.592
 12/8/2010                  3.274                     0.632                2.642
 12/9/2010                  3.206                     0.624                2.582
12/10/2010                  3.321                     0.640                2.681
12/13/2010                  3.277                     0.584                2.693
12/14/2010                  3.475                     0.657                2.818
12/15/2010                  3.534                     0.673                2.861
12/16/2010                  3.424                     0.641                2.783
12/17/2010                  3.330                     0.609                2.721
12/20/2010                  3.338                     0.601                2.737
12/21/2010                  3.305                     0.610                2.695
12/22/2010                  3.348                     0.634                2.714
12/23/2010                  3.391                     0.659                2.732
12/24/2010                  3.395                     0.651                2.744
12/27/2010                  3.331                     0.643                2.688
12/28/2010                  3.481                     0.747                2.734
12/29/2010                  3.351                     0.637                2.714
12/30/2010                  3.367                     0.645                2.722
12/31/2010                  3.295                     0.597                2.698
  1/3/2011                  3.334                     0.597                2.737
  1/4/2011                  3.331                     0.621                2.710
  1/5/2011                  3.467                     0.708                2.759
  1/6/2011                  3.395                     0.669                2.726
  1/7/2011                  3.326                     0.597                2.729
 1/10/2011                  3.285                     0.573                2.712
 1/11/2011                  3.341                     0.589                2.752
 1/12/2011                  3.367                     0.605                2.762
 1/13/2011                  3.299                     0.581                2.718
 1/14/2011                  3.325                     0.573                2.752
 1/17/2011                  3.331                     0.581                2.750
 1/18/2011                  3.368                     0.589                2.779
 1/19/2011                  3.341                     0.572                2.769
 1/20/2011                  3.451                     0.629                2.822
 1/21/2011                  3.406                     0.613                2.793
 1/24/2011                  3.406                     0.629                2.777
 1/25/2011                  3.330                     0.580                2.750
 1/26/2011                  3.417                     0.629                2.788
 1/27/2011                  3.389                     0.582                2.807
 1/28/2011                  3.323                     0.542                2.781
 1/31/2011                  3.372                     0.566                2.806
  2/1/2011                  3.441                     0.605                2.836
  2/2/2011                  3.479                     0.661                2.818
  2/3/2011                  3.551                     0.708                2.843
  2/4/2011                  3.638                     0.748                2.890
  2/7/2011                  3.632                     0.765                2.867
  2/8/2011                  3.739                     0.853                2.886
  2/9/2011                  3.648                     0.797                2.851
 2/10/2011                  3.698                     0.837                2.861
 2/11/2011                  3.631                     0.838                2.793
 2/14/2011                  3.621                     0.847                2.774
 2/15/2011                  3.606                     0.823                2.783
 2/16/2011                  3.621                     0.831                2.790
 2/17/2011                  3.574                     0.766                2.808
 2/18/2011                  3.582                     0.751                2.831
 2/21/2011                  3.589                     0.759                2.830
 2/22/2011                  3.455                     0.694                2.761
 2/23/2011                  3.487                     0.747                2.740
 2/24/2011                  3.450                     0.739                2.711
 2/25/2011                  3.414                     0.716                2.698
 2/28/2011                  3.429                     0.684                2.745
  3/1/2011                  3.394                     0.645                2.749
  3/2/2011                  3.472                     0.692                2.780
  3/3/2011                  3.557                     0.764                2.793
  3/4/2011                  3.492                     0.685                2.807
  3/7/2011                  3.514                     0.701                2.813
  3/8/2011                  3.550                     0.725                2.825
  3/9/2011                  3.469                     0.693                2.776
 3/10/2011                  3.360                     0.637                2.723
 3/11/2011                  3.404                     0.645                2.759
 3/14/2011                  3.358                     0.597                2.761
 3/15/2011                  3.305                     0.605                2.700
 3/16/2011                  3.172                     0.548                2.624
 3/17/2011                  3.257                     0.589                2.668
 3/18/2011                  3.270                     0.589                2.681
 3/21/2011                  3.330                     0.637                2.693
 3/22/2011                  3.328                     0.653                2.675
 3/23/2011                  3.352                     0.662                2.690
 3/24/2011                  3.406                     0.694                2.712
 3/25/2011                  3.441                     0.736                2.705
 3/28/2011                  3.433                     0.752                2.681
 3/29/2011                  3.489                     0.817                2.672
 3/30/2011                  3.437                     0.786                2.651
 3/31/2011                  3.472                     0.825                2.647
  4/1/2011                  3.444                     0.802                2.642
  4/4/2011                  3.420                     0.762                2.658
  4/5/2011                  3.481                     0.818                2.663
  4/6/2011                  3.547                     0.834                2.713
  4/7/2011                  3.547                     0.786                2.761
  4/8/2011                  3.579                     0.810                2.769
 4/11/2011                  3.587                     0.826                2.761
 4/12/2011                  3.492                     0.746                2.746
 4/13/2011                  3.460                     0.730                2.730
 4/14/2011                  3.500                     0.770                2.730
 4/15/2011                  3.410                     0.697                2.713
 4/18/2011                  3.376                     0.665                2.711
 4/19/2011                  3.365                     0.649                2.716
 4/20/2011                  3.410                     0.665                2.745
 4/21/2011                  3.398                     0.664                2.734
 4/22/2011                  3.393                     0.656                2.737
 4/25/2011                  3.365                     0.640                2.725
 4/26/2011                  3.309                     0.607                2.702
 4/27/2011                  3.357                     0.645                2.712
 4/28/2011                  3.312                     0.621                2.691
 4/29/2011                  3.288                     0.605                2.683
  5/2/2011                  3.281                     0.605                2.676
  5/3/2011                  3.249                     0.605                2.644
  5/4/2011                  3.218                     0.589                2.629
  5/5/2011                  3.152                     0.575                2.577
  5/6/2011                  3.148                     0.551                2.597
  5/9/2011                  3.162                     0.547                2.615
 5/10/2011                  3.214                     0.587                2.627
 5/11/2011                  3.160                     0.547                2.613
 5/12/2011                  3.223                     0.553                2.670
 5/13/2011                  3.171                     0.535                2.636
 5/16/2011                  3.148                     0.522                2.626
 5/17/2011                  3.117                     0.522                2.595
 5/18/2011                  3.181                     0.554                2.627
 5/19/2011                  3.172                     0.526                2.646
 5/20/2011                  3.146                     0.513                2.633
 5/23/2011                  3.130                     0.525                2.605
 5/24/2011                  3.115                     0.505                2.610
 5/25/2011                  3.131                     0.537                2.594
 5/26/2011                  3.058                     0.486                2.572
 5/27/2011                  3.074                     0.478                2.596
 5/30/2011                  3.074                     0.478                2.596
 5/31/2011                  3.062                     0.470                2.592

                                   [END CHART]

        SOURCE: BLOOMBERG FINANCE L.P.

    Fed announced a second round of quantitative easing (QE2) in which it planned buy $600 billion in Treasury bonds. It also said it would reinvest into U.S. Treasury securities the interest and principal received from the mortgage-backed securities it purchased during QE1. As a result, interest rates did not rise as much as expected. Rates generally remained low even as the Fed discussed an exit strategy from the extraordinary monetary stimulus policy that had been in effect since 2008, including the scheduled end (on June 30, 2011) of QE2. Geopolitical turmoil and worries about the European

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    debt crisis supported the prices of U.S. government securities, particularly U.S. Treasuries.

    The yield curve steepened during the reporting period. As investors anticipated a change in the Fed's monetary policy, longer term yields increased more than short term yields. The spread (or difference in yields) between two-year and 10-year Treasuries expanded to levels not seen since 2003, a time when the Fed was completing a round of monetary stimulus. Two-year yields rose significantly in 2004 after the Fed began raising interest rates.

o   HOW DID GNMAs PERFORM RELATIVE TO OTHER MAJOR FIXED-INCOME ASSET CLASSES?

    GNMAs outperformed Treasuries and conventional mortgage-backed securities
    (MBS) during the reporting period. Conventional MBS are issued by Fannie Mae and Freddie Mac, which were taken into conservatorship by the U.S. Treasury in 2008. GNMAs, in contrast, are explicitly guaranteed by the full faith and credit of the U.S. government. This makes them more attractive to investors amid growing uncertainty about the future status of Fannie Mae and Freddie Mac. In our opinion, the two agencies will likely retain their government backing although an uncertain political environment makes any predictions difficult. Since the housing crisis began, GNMA, Fannie Mae, and Freddie Mac have provided most of the nation's mortgage financing and the U.S. government is likely to consider the impact on home financing of any change in their status. GNMA prices were also supported by purchases by regulated institutions such as banks, which have a greater incentive to hold GNMAs over other mortgage-backed securities.

    Fund and Adviser Shares of the USAA GNMA Trust are not individually backed by the full faith and credit of the U.S. government.

    You will find a complete list of securities that the Fund owns on page
    18-22.

================================================================================

4  | USAA GNMA TRUST

================================================================================

                 o           COUPON RATE COMPOSITION          o
                   OF MORTGAGE OBLIGATIONS IN USAA GNMA TRUST

                      [CHART OF COUPON RATE COMPOSITION OF
                    MORTGAGE OBLIGATIONS IN USAA GNMA TRUST]

                                                                PERCENT OF TOTAL
COUPON RATE(%)                                                    MARKET VALUE
     4.00                                                              6
     4.50                                                             36
     5.00                                                             10
     5.50                                                             26
     6.00                                                             17
     6.50                                                              3
     6.75                                                              0*
     7.00                                                              1
     7.50                                                              0*
     8.00                                                              0*
     8.50                                                              0*
     9.00          AVERAGE COUPON RATE 5.15% (MAY 2011)                0*

                                   [END CHART]

                            *Represents less than 1%.

o   WHAT LED TO THE FUND'S RELATIVE UNDERPERFORMANCE?

    Because of the Fed's accommodative monetary policy, yields on Treasury and MBS remain extremely low. As a result, we were reluctant to deploy the Fund's cash holdings. Our conservative yet opportunistic strategy -- wherein we try to make purchases when interest rates are higher and sell when rates are lower -- has proven advantageous over time. Although we put some of the Fund's cash to work through opportunistic buying, the portfolio's relative performance was dampened by a larger-than-normal amount of cash equivalents.

    The Fund was also hampered by holdings of 15-year mortgages (relative to the Barclays Capital GNMA Index) and high coupon mortgages, both of which have lower interest rate sensitivity than most

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

    other mortgage backed securities. These securities underperformed when interest rates remained low during the reporting period.

o   WHAT IS YOUR VIEW AHEAD?

    Uncertainties abound around the world. How will the Fed decide to remove its monetary stimulus policies? What will the government decide about its backing of Fannie Mae and Freddie Mac? What decisions will Congress make about the federal budget? At the time of this writing, we do not have the answers to these questions, but we will continue to monitor developments, managing the portfolio with these issues in mind. As always, we will strive to enhance the income the Fund provides. U.S. government debt is still likely to remain a flight-to-quality refuge for investors in the weeks and months ahead.

    Thank you for allowing us to handle your investment needs. We will continue to work hard to reward your confidence in us.

While the value of the GNMA Trust's Fund Shares and Adviser Shares are not guaranteed by the U.S. Government, the Trust endeavors to maintain low-to-moderate fluctuation of share price.

================================================================================

6  | USAA GNMA TRUST

================================================================================

FUND RECOGNITION*

USAA GNMA TRUST FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                    out of 320 intermediate government funds
                       for the period ended June 30, 2011:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                    * * * *
                                out of 320 funds

                                     5-YEAR
                                    * * * *
                                out of 299 funds

                                     10-YEAR
                                     * * * *
                                out of 239 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

*Performance figures reflect the most recent quarter-end date from date of distribution of this shareholder report.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

                            LIPPER LEADERS (OVERALL)*

                                  [5]            [5]
                              PRESERVATION     EXPENSE

The Fund is listed as a Lipper Leader for Preservation among 4,342 fixed-income funds within the Lipper U.S. Mortgage category for the overall period ended June 30, 2011. The Fund received a Lipper Leader rating for Preservation among 4,342, 3,668 and 2,577 fixed-income funds for the three-, five-, and 10-year periods, respectively. The Fund also received a Lipper Leader for Expense among 57, 54, and 49 fixed-income funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of June 30, 2011. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2011.

--------------------------------------------------------------------------------

*Performance figures reflect the most recent quarter-end date from date of distribution of this shareholder report.

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation and Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

================================================================================

8  | USAA GNMA TRUST

================================================================================

INVESTMENT OVERVIEW

USAA GNMA TRUST FUND SHARES (Ticker Symbol: USGNX)

--------------------------------------------------------------------------------
                                             5/31/11                5/31/10
--------------------------------------------------------------------------------
Net Assets                                $604.9 Million         $609.9 Million
Net Asset Value Per Share                     $10.30                 $10.19

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/11
--------------------------------------------------------------------------------
     1 Year                           5 Years                         10 Years
      4.93%                            6.46%                            5.24%

--------------------------------------------------------------------------------
     30-DAY SEC YIELD* AS OF 5/31/11                           EXPENSE RATIO**
--------------------------------------------------------------------------------
                  3.84%                                             0.43

*Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MAY 31, 2011

--------------------------------------------------------------------------------
                   TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years               5.24%        =          4.83%          +         0.41%
5 Years                6.46%        =          4.44%          +         2.02%
1 Year                 4.93%        =          3.85%          +         1.08%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED MAY 31, 2011

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                  TOTAL RETURN        DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
5/31/2002             7.83%                5.91%                    1.92%
5/31/2003             6.49%                5.70%                    0.79%
5/31/2004             0.39%                4.72%                   -4.33%
5/31/2005             5.33%                4.92%                    0.41%
5/31/2006             0.40%                4.91%                   -4.51%
5/31/2007             6.25%                4.86%                    1.39%
5/31/2008             6.94%                4.93%                    2.01%
5/31/2009             8.05%                4.63%                    3.42%
5/31/2010             6.15%                3.94%                    2.21%
5/31/2011             4.93%                3.85%                    1.08%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA GNMA TRUST

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                              USAA GNMA TRUST                      LIPPER GNMA
                                FUND SHARES                       FUNDS AVERAGE
5/31/2002                          5.58%                              5.21%
5/31/2003                          5.54                               4.32
5/31/2004                          4.93                               4.07
5/31/2005                          4.80                               3.97
5/31/2006                          5.15                               4.52
5/31/2007                          4.70                               4.70
5/31/2008                          4.71                               4.60
5/31/2009                          4.29                               4.18
5/31/2010                          3.74                               3.68
5/31/2011                          3.72                               3.48

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 5/31/02 to 5/31/11.

The Lipper GNMA Funds Average is an average performance level of all GNMA funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL          LIPPER GNMA          USAA GNMA TRUST
                     GNMA INDEX             FUNDS INDEX            FUND SHARES
05/31/01             $10,000.00              $10,000.00             $10,000.00
06/30/01              10,029.32               10,024.29              10,012.89
07/31/01              10,200.95               10,210.42              10,209.71
08/31/01              10,275.54               10,286.55              10,300.96
09/30/01              10,414.86               10,423.29              10,447.43
10/31/01              10,552.98               10,556.37              10,602.66
11/30/01              10,465.13               10,455.67              10,468.32
12/31/01              10,433.81               10,404.69              10,375.39
01/31/02              10,538.42               10,510.52              10,482.17
02/28/02              10,646.13               10,623.49              10,611.65
03/31/02              10,545.30               10,512.70              10,458.96
04/30/02              10,730.70               10,696.45              10,677.14
05/31/02              10,801.20               10,766.54              10,783.13
06/30/02              10,887.67               10,850.75              10,861.10
07/31/02              11,014.62               10,974.54              10,981.42
08/31/02              11,091.51               11,060.29              11,094.50
09/30/02              11,182.56               11,149.38              11,184.47
10/31/02              11,218.66               11,173.68              11,203.92
11/30/02              11,229.03               11,175.78              11,203.22
12/31/02              11,340.83               11,296.04              11,333.60
01/31/03              11,369.95               11,323.29              11,361.21
02/28/03              11,427.69               11,385.85              11,418.64
03/31/03              11,435.67               11,380.94              11,417.38
04/30/03              11,462.89               11,408.31              11,455.68
05/31/03              11,463.29               11,421.43              11,481.21
06/30/03              11,498.09               11,440.60              11,491.55
07/31/03              11,308.51               11,211.07              11,252.53
08/31/03              11,382.01               11,278.89              11,321.86
09/30/03              11,546.46               11,465.00              11,503.95
10/31/03              11,516.25               11,417.93              11,460.13
11/30/03              11,555.64               11,454.31              11,479.84
12/31/03              11,664.34               11,534.19              11,561.62
01/31/04              11,722.58               11,594.83              11,619.62
02/29/04              11,800.57               11,666.33              11,687.99
03/31/04              11,849.13               11,704.13              11,735.22
04/30/04              11,662.45               11,509.49              11,561.69
05/31/04              11,638.01               11,480.43              11,524.69
06/30/04              11,741.63               11,561.25              11,619.67
07/31/04              11,836.77               11,658.04              11,702.56
08/31/04              12,001.42               11,815.57              11,841.98
09/30/04              12,026.35               11,806.07              11,863.35
10/31/04              12,121.29               11,883.40              11,934.22
11/30/04              12,092.67               11,850.43              11,908.42
12/31/04              12,172.05               11,914.08              11,958.88
01/31/05              12,241.06               11,983.24              12,015.90
02/28/05              12,202.17               11,940.00              11,978.31
03/31/05              12,178.73               11,915.65              11,952.97
04/30/05              12,302.39               12,028.94              12,065.41
05/31/05              12,391.25               12,106.94              12,138.39
06/30/05              12,427.65               12,133.20              12,163.36
07/31/05              12,380.78               12,084.38              12,125.90
08/31/05              12,483.10               12,185.10              12,226.33
09/30/05              12,433.33               12,121.71              12,166.61
10/31/05              12,379.38               12,062.07              12,113.38
11/30/05              12,405.31               12,095.79              12,139.46
12/31/05              12,562.18               12,230.42              12,282.91
01/31/06              12,603.27               12,259.61              12,318.15
02/28/06              12,628.80               12,281.58              12,330.54
03/31/06              12,547.92               12,198.77              12,268.81
04/30/06              12,505.64               12,150.61              12,213.36
05/31/06              12,480.41               12,118.45              12,187.15
06/30/06              12,495.17               12,119.63              12,185.58
07/31/06              12,671.98               12,279.20              12,349.16
08/31/06              12,866.65               12,456.94              12,516.69
09/30/06              12,943.04               12,534.19              12,606.71
10/31/06              13,032.19               12,615.90              12,693.68
11/30/06              13,156.05               12,733.78              12,809.80
12/31/06              13,140.80               12,704.64              12,795.46
01/31/07              13,140.90               12,700.74              12,788.13
02/28/07              13,300.36               12,854.84              12,946.57
03/31/07              13,329.18               12,871.76              12,958.07
04/30/07              13,400.09               12,933.81              13,020.83
05/31/07              13,332.67               12,855.38              12,948.85
06/30/07              13,256.08               12,787.65              12,879.19
07/31/07              13,364.09               12,900.48              12,971.31
08/31/07              13,518.26               13,035.86              13,125.34
09/30/07              13,619.19               13,127.66              13,200.58
10/31/07              13,768.28               13,258.12              13,323.07
11/30/07              14,045.72               13,506.91              13,590.72
12/31/07              14,057.59               13,517.06              13,600.54
01/31/08              14,297.33               13,733.95              13,835.92
02/29/08              14,361.25               13,804.03              13,906.88
03/31/08              14,406.23               13,824.82              13,956.60
04/30/08              14,397.95               13,805.81              13,938.27
05/31/08              14,315.48               13,728.07              13,849.75
06/30/08              14,315.98               13,734.83              13,857.60
07/31/08              14,315.98               13,739.10              13,852.82
08/31/08              14,493.89               13,841.88              13,979.92
09/30/08              14,564.00               13,841.68              14,070.41
10/31/08              14,370.73               13,580.11              13,893.59
11/30/08              14,886.42               13,927.99              14,353.60
12/31/08              15,164.45               14,223.09              14,585.12
01/31/09              15,152.79               14,267.42              14,593.18
02/28/09              15,244.23               14,383.54              14,690.16
03/31/09              15,485.87               14,659.08              14,905.70
04/30/09              15,524.96               14,746.99              14,927.12
05/31/09              15,549.80               14,822.38              14,962.17
06/30/09              15,534.14               14,865.85              14,967.66
07/31/09              15,703.38               15,072.19              15,110.91
08/31/09              15,803.90               15,192.00              15,216.26
09/30/09              15,922.08               15,309.09              15,294.90
10/31/09              16,021.30               15,433.60              15,389.06
11/30/09              16,229.53               15,621.40              15,546.85
12/31/09              15,978.82               15,430.91              15,383.35
01/31/10              16,179.67               15,643.42              15,547.10
02/28/10              16,255.16               15,696.94              15,577.83
03/31/10              16,280.89               15,717.02              15,593.58
04/30/10              16,393.68               15,843.68              15,693.64
05/31/10              16,610.49               16,051.39              15,881.89
06/30/10              16,819.72               16,229.79              16,025.84
07/31/10              17,012.39               16,368.80              16,172.50
08/31/10              17,061.65               16,395.94              16,174.73
09/30/10              16,991.25               16,335.95              16,130.84
10/31/10              17,173.85               16,503.99              16,290.54
11/30/10              17,150.81               16,512.56              16,275.88
12/31/10              17,044.80               16,391.46              16,217.18
01/31/11              17,041.41               16,427.86              16,231.10
02/28/11              17,105.23               16,488.24              16,282.02
03/31/11              17,151.21               16,508.99              16,299.90
04/30/11              17,366.32               16,721.64              16,480.25
05/31/11              17,601.28               16,927.22              16,657.84

                                   [END CHART]

                      Data from 5/31/01 to 5/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association
    (GNMA).

o The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA GNMA TRUST

================================================================================

USAA GNMA TRUST ADVISER SHARES* (Ticker Symbol: UAGNX)


--------------------------------------------------------------------------------
                                                                    5/31/11
--------------------------------------------------------------------------------

Net Assets                                                        $5.0 Million
Net Asset Value Per Share                                            $10.29


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 5/31/11
--------------------------------------------------------------------------------
                            Since Inception 8/01/10**

                                      2.58%

--------------------------------------------------------------------------------
     30-DAY SEC YIELD*** AS OF 5/31/11                 EXPENSE RATIO****
--------------------------------------------------------------------------------

                  3.33%                       Before Reimbursement       1.05%
                                              After Reimbursement        0.90%


*The USAA GNMA Trust Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

****USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.90% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2011. THESE BEFORE AND AFTER REIMBURSEMENT ESTIMATED EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED OCTOBER 1, 2010. THESE ESTIMATED EXPENSE RATIOS WILL DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL        LIPPER GNMA         USAA GNMA TRUST
                        GNMA INDEX           FUNDS INDEX          ADVISER SHARES
07/31/10                $10,000.00           $10,000.00             $10,000.00
08/31/10                 10,028.96            10,016.58              10,006.39
09/30/10                  9,987.57             9,979.93               9,975.26
10/31/10                 10,094.91            10,082.59              10,060.12
11/30/10                 10,081.36            10,087.83              10,056.88
12/31/10                 10,019.05            10,013.84              10,006.51
01/31/11                 10,017.06            10,036.08              10,011.35
02/28/11                 10,054.57            10,072.97              10,049.04
03/31/11                 10,081.60            10,085.65              10,056.04
04/30/11                 10,208.04            10,215.56              10,153.21
05/31/11                 10,346.15            10,341.15              10,258.35

                                   [END CHART]

                         *Data from 7/31/10 to 5/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust Adviser Shares to the following benchmarks:

o The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

o The unmanaged Barclays Capital GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association
    (GNMA).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Barclays Capital GNMA Index and the Lipper GNMA Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

14  | USAA GNMA TRUST

================================================================================

                        o ASSET ALLOCATION -- 5/31/2011 o

                         [PIE CHART OF ASSET ALLOCATION]

30-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                                81.9%
15-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                                 8.0%
OTHER U.S. GOVERNMENT GUARANTEED SECURITIES                                 4.8%
MONEY MARKET INSTRUMENTS                                                    3.9%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         1.1%

                                   [END CHART]

* Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 18-22.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended May 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

For the fiscal year ended May 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $22,726,000 as qualifying interest income.

================================================================================

16  | USAA GNMA TRUST

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GNMA TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA GNMA Trust (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA GNMA Trust at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 22, 2011

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  17

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2011

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (95.8%)(a)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (89.9%)
$ 4,914     Government National Mortgage Assn. I            4.00%     7/15/2040      $ 5,048
  3,894     Government National Mortgage Assn. I            4.00      8/15/2040        4,000
 14,517     Government National Mortgage Assn. I            4.00      9/15/2040       14,913
  4,210     Government National Mortgage Assn. I            4.50      5/15/2024        4,524
  6,307     Government National Mortgage Assn. I            4.50      9/15/2024        6,779
  4,709     Government National Mortgage Assn. I            4.50      9/15/2024        5,061
  4,817     Government National Mortgage Assn. I            4.50     10/15/2024        5,177
  5,669     Government National Mortgage Assn. I            4.50     10/15/2024        6,093
 18,790     Government National Mortgage Assn. I            4.50      9/15/2039       19,956
  9,387     Government National Mortgage Assn. I            4.50     11/15/2039        9,967
 13,927     Government National Mortgage Assn. I            4.50     12/15/2039       14,788
 46,517     Government National Mortgage Assn. I            4.50      2/15/2040       49,374
 12,580     Government National Mortgage Assn. I            4.50      3/15/2040       13,332
 22,647     Government National Mortgage Assn. I            4.50      6/15/2040       24,001
 14,470     Government National Mortgage Assn. I            4.50      7/15/2040       15,335
 14,799     Government National Mortgage Assn. I            4.50      1/15/2041       15,684
  4,606     Government National Mortgage Assn. I            5.00      2/15/2039        4,997
  2,145     Government National Mortgage Assn. I            5.50     12/15/2018        2,333
 12,510     Government National Mortgage Assn. I            5.50     10/15/2033       13,868
  4,759     Government National Mortgage Assn. I            5.50     12/15/2033        5,276
  2,638     Government National Mortgage Assn. I            5.50      7/15/2034        2,924
  8,307     Government National Mortgage Assn. I            5.50     10/15/2035        9,191
  5,479     Government National Mortgage Assn. I            5.50      3/15/2038        6,043
  7,342     Government National Mortgage Assn. I            5.50      4/15/2038        8,126
 16,357     Government National Mortgage Assn. I            5.50      6/15/2039       18,041
  1,748     Government National Mortgage Assn. I            6.00     12/15/2016        1,900
  2,096     Government National Mortgage Assn. I            6.00      8/15/2022        2,292
  1,295     Government National Mortgage Assn. I            6.00      4/15/2028        1,451
    441     Government National Mortgage Assn. I            6.00     11/15/2028          495
    949     Government National Mortgage Assn. I            6.00      2/15/2029        1,066
    766     Government National Mortgage Assn. I            6.00      7/15/2029          860
  1,127     Government National Mortgage Assn. I            6.00      5/15/2032        1,262
  3,507     Government National Mortgage Assn. I            6.00      1/15/2033        3,928
  1,110     Government National Mortgage Assn. I            6.00      2/15/2033        1,244
  1,219     Government National Mortgage Assn. I            6.00      7/15/2033        1,366

================================================================================

18  | USAA GNMA TRUST

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
$   667     Government National Mortgage Assn. I            6.00%     9/15/2033      $   747
  2,560     Government National Mortgage Assn. I            6.00      3/15/2037        2,856
  4,149     Government National Mortgage Assn. I            6.00      9/15/2037        4,629
  2,880     Government National Mortgage Assn. I            6.00      5/15/2038        3,227
  6,116     Government National Mortgage Assn. I            6.00      5/15/2038        6,853
  2,367     Government National Mortgage Assn. I            6.00      9/15/2038        2,640
  4,461     Government National Mortgage Assn. I            6.00     10/15/2038        4,977
  4,421     Government National Mortgage Assn. I            6.00     12/15/2038        4,932
    248     Government National Mortgage Assn. I            6.50      5/15/2028          283
    319     Government National Mortgage Assn. I            6.50      5/15/2028          364
    328     Government National Mortgage Assn. I            6.50      7/15/2028          374
    130     Government National Mortgage Assn. I            6.50      9/15/2028          148
    870     Government National Mortgage Assn. I            6.50     11/15/2028          992
     46     Government National Mortgage Assn. I            6.50      1/15/2029           53
     36     Government National Mortgage Assn. I            6.50      1/15/2029           41
    720     Government National Mortgage Assn. I            6.50      3/15/2031          820
    966     Government National Mortgage Assn. I            6.50     10/15/2031        1,101
    614     Government National Mortgage Assn. I            6.50      1/15/2032          700
    123     Government National Mortgage Assn. I            6.50      3/15/2032          140
    928     Government National Mortgage Assn. I            6.50      8/15/2032        1,058
  3,611     Government National Mortgage Assn. I            6.50      9/15/2032        4,115
     59     Government National Mortgage Assn. I            6.75      5/15/2028           68
    139     Government National Mortgage Assn. I            6.75      5/15/2028          160
     74     Government National Mortgage Assn. I            7.00      4/15/2027           85
    570     Government National Mortgage Assn. I            7.00      5/15/2027          660
     59     Government National Mortgage Assn. I            7.00      6/15/2028           68
     32     Government National Mortgage Assn. I            7.00      7/15/2028           38
     98     Government National Mortgage Assn. I            7.00      8/15/2028          113
    178     Government National Mortgage Assn. I            7.00      8/15/2028          207
    154     Government National Mortgage Assn. I            7.00      9/15/2028          179
    975     Government National Mortgage Assn. I            7.00      5/15/2029        1,135
    992     Government National Mortgage Assn. I            7.00      6/15/2029        1,155
    514     Government National Mortgage Assn. I            7.00      8/15/2031          600
    239     Government National Mortgage Assn. I            7.00      9/15/2031          278
    303     Government National Mortgage Assn. I            7.00     10/15/2031          353
    121     Government National Mortgage Assn. I            7.00      6/15/2032          141
    459     Government National Mortgage Assn. I            7.00      7/15/2032          535
    241     Government National Mortgage Assn. I            7.50      2/15/2028          281
     50     Government National Mortgage Assn. I            7.50      3/15/2029           58
    109     Government National Mortgage Assn. I            7.50      4/15/2029          127
     69     Government National Mortgage Assn. I            7.50      7/15/2029           80
    281     Government National Mortgage Assn. I            7.50     10/15/2029          329
    154     Government National Mortgage Assn. I            7.50     10/15/2029          180

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
$    56     Government National Mortgage Assn. I            7.50%    12/15/2030      $    66
     62     Government National Mortgage Assn. I            7.50      1/15/2031           73
    101     Government National Mortgage Assn. I            7.50     11/15/2031          119
     14     Government National Mortgage Assn. I            8.00      1/15/2022           16
    145     Government National Mortgage Assn. I            8.00      6/15/2023          171
    214     Government National Mortgage Assn. I            8.00      5/15/2027          253
    158     Government National Mortgage Assn. I            8.00      7/15/2030          188
     83     Government National Mortgage Assn. I            8.00      9/15/2030           99
     28     Government National Mortgage Assn. I            8.50      6/15/2021           33
     10     Government National Mortgage Assn. I            8.50      7/15/2022           10
    100     Government National Mortgage Assn. I            9.00      7/15/2021          119
  9,832     Government National Mortgage Assn. II           4.00     11/20/2040       10,060
 10,981     Government National Mortgage Assn. II           4.50      4/20/2024       11,792
  5,798     Government National Mortgage Assn. II           5.00      5/20/2033        6,338
  6,856     Government National Mortgage Assn. II           5.00      7/20/2033        7,485
  4,596     Government National Mortgage Assn. II           5.00      6/20/2034        5,018
 13,352     Government National Mortgage Assn. II           5.00      9/20/2035       14,564
  5,564     Government National Mortgage Assn. II           5.00      2/20/2037        6,054
  1,427     Government National Mortgage Assn. II           5.50      4/20/2033        1,578
  5,016     Government National Mortgage Assn. II           5.50      3/20/2034        5,546
 19,058     Government National Mortgage Assn. II           5.50      2/20/2035       21,070
 16,428     Government National Mortgage Assn. II           5.50      4/20/2035       18,148
  9,114     Government National Mortgage Assn. II           5.50      7/20/2035       10,068
  5,972     Government National Mortgage Assn. II           5.50      1/20/2037        6,592
    682     Government National Mortgage Assn. II           6.00      3/20/2031          759
  1,713     Government National Mortgage Assn. II           6.00      8/20/2032        1,905
  1,406     Government National Mortgage Assn. II           6.00      9/20/2032        1,563
  1,466     Government National Mortgage Assn. II           6.00     10/20/2033        1,630
  1,085     Government National Mortgage Assn. II           6.00     12/20/2033        1,207
  4,562     Government National Mortgage Assn. II           6.00      2/20/2034        5,073
  4,268     Government National Mortgage Assn. II           6.00      3/20/2034        4,747
  3,459     Government National Mortgage Assn. II           6.00      9/20/2034        3,839
  8,644     Government National Mortgage Assn. II           6.00     10/20/2034        9,612
  2,009     Government National Mortgage Assn. II           6.00     11/20/2034        2,238
  4,399     Government National Mortgage Assn. II           6.00      5/20/2036        4,883
    285     Government National Mortgage Assn. II           6.50      5/20/2031          323
    226     Government National Mortgage Assn. II           6.50      7/20/2031          256
    632     Government National Mortgage Assn. II           6.50      8/20/2031          717
    977     Government National Mortgage Assn. II           6.50      4/20/2032        1,110
    935     Government National Mortgage Assn. II           6.50      6/20/2032        1,060
  3,223     Government National Mortgage Assn. II           6.50      8/20/2034        3,653
    812     Government National Mortgage Assn. II           7.00      9/20/2030          944
    128     Government National Mortgage Assn. II           7.50      4/20/2031          149

================================================================================

20  | USAA GNMA TRUST

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
$    42     Government National Mortgage Assn. II           8.00%    12/20/2022     $     49
    805     Government National Mortgage Assn. II           8.00      8/20/2030          953
  6,524     Fannie Mae(+)                                   5.00     12/01/2035        6,979
  4,317     Fannie Mae(+)                                   5.50     11/01/2037        4,689
    368     Fannie Mae(+)                                   6.00      2/01/2017          403
  7,517     Fannie Mae(+)                                   6.00      5/01/2038        8,279
    256     Fannie Mae(+)                                   6.50     10/01/2016          282
    473     Fannie Mae(+)                                   6.50     12/01/2016          520
  1,290     Freddie Mac(+)                                  5.00      1/01/2021        1,393
  4,693     Freddie Mac(+)                                  5.50     12/01/2035        5,113
                                                                                    --------
                                                                                     548,363
                                                                                    --------
            COLLATERALIZED MORTGAGE OBLIGATIONS (1.1%)
  6,686     Government National Mortgage Assn. I            5.50      3/16/2032        7,052
                                                                                    --------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (4.8%)
  5,000     Bank of America Corp., FDIC TLGP                 0.51(b)  6/22/2012        5,017
  5,000     JPMorgan Chase & Co., FDIC TLGP                  0.56(b) 12/26/2012        5,028
  5,000     JPMorgan Chase & Co., FDIC TLGP                  0.69(b)  6/22/2012        5,026
  4,000     MetLife, Inc., FDIC TLGP                         0.63(b)  6/29/2012        4,019
  5,000     State Street Corp., FDIC TLGP                    0.51(b)  9/15/2011        5,005
  5,000     Union Bank N.A., FDIC TLGP                       0.51(b)  3/16/2012        5,012
                                                                                    --------
                                                                                      29,107
                                                                                    --------
            Total U.S. Government Agency Issues (cost: $547,696)                     584,522
                                                                                    --------
            MONEY MARKET INSTRUMENTS (3.9%)

            REPURCHASE AGREEMENTS (3.9%)
 23,847     Credit Suisse First Boston, LLC, 0.11%, acquired on
              5/31/2011 and due on 6/01/2011 at $23,847
              (collateralized by $25,647 of Government National
              Mortgage Assn. II(a), 5.00%, due 4/20/2040 - 5/20/2040;
              market value $24,324) (cost: $23,847)                                   23,847
                                                                                    --------

            TOTAL INVESTMENTS (COST: $571,543)                                      $608,369
                                                                                    ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                      (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                  QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                              IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS             INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------------------
U.S. Government Agency Issues                $-           $584,522            $-      $584,522
Money Market Instruments:
  Repurchase Agreements                       -             23,847             -        23,847
----------------------------------------------------------------------------------------------
TOTAL                                        $-           $608,369            $-      $608,369
----------------------------------------------------------------------------------------------

For the period of June 1, 2010, through May 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA GNMA TRUST

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2011

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    FDIC TLGP  The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

o   SPECIFIC NOTES

    (a) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association
         (FNMA), indicated with a "+", are supported only by the right of the government-sponsored

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

         enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at May 31, 2011.

See accompanying notes to financial statements.

================================================================================

24  | USAA GNMA TRUST

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

May 31, 2011

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $571,543)         $608,369
  Receivables:
    Capital shares sold                                                      730
    USAA Investment Management Company (Note 6C)                               3
    Interest                                                               2,219
                                                                        --------
      Total assets                                                       611,321
                                                                        --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                1,024
    Dividends on capital shares                                              225
  Accrued management fees                                                     40
  Accrued transfer agent's fees                                               12
  Other accrued expenses and payables                                         80
                                                                        --------
      Total liabilities                                                    1,381
                                                                        --------
        Net assets applicable to capital shares outstanding             $609,940
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $592,822
  Accumulated net realized loss on investments                           (19,708)
  Net unrealized appreciation of investments                              36,826
                                                                        --------
        Net assets applicable to capital shares outstanding             $609,940
                                                                        ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $604,893/58,756 shares outstanding)      $  10.30
                                                                        ========
    Adviser Shares (net assets of $5,047/490 shares outstanding)        $  10.29
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended May 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                        $25,313
                                                                         -------
EXPENSES
  Management fees                                                            485
  Administration and servicing fees:
    Fund Shares                                                              914
    Adviser Shares*                                                            6
  Transfer agent's fees:
    Fund Shares                                                              838
  Distribution and service fees (Note 6E):
    Adviser Shares*                                                           10
  Custody and accounting fees:
    Fund Shares                                                               90
    Adviser Shares*                                                            1
  Postage:
    Fund Shares                                                               38
  Shareholder reporting fees:
    Fund Shares                                                               28
  Trustees' fees                                                              13
  Registration fees:
    Fund Shares                                                               44
    Adviser Shares*                                                           29
  Professional fees                                                           87
  Other                                                                       23
                                                                         -------
        Total expenses                                                     2,606
  Expenses reimbursed:
    Adviser Shares*                                                          (19)
                                                                         -------
        Net expenses                                                       2,587
                                                                         -------
NET INVESTMENT INCOME                                                     22,726
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                           94
  Change in net unrealized appreciation/depreciation                       6,061
                                                                         -------
        Net realized and unrealized gain                                   6,155
                                                                         -------
  Increase in net assets resulting from operations                       $28,881
                                                                         =======

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

26  | USAA GNMA TRUST

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------

                                                                     2011            2010
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $ 22,726        $ 22,430
  Net realized gain on investments                                     94             284
  Change in net unrealized appreciation/depreciation of
    investments                                                     6,061          12,312
                                                                 ------------------------
    Increase in net assets resulting from operations               28,881          35,026
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                   (22,602)        (22,430)
    Adviser Shares*                                                  (124)              -
                                                                 ------------------------
        Total distributions of net investment income              (22,726)        (22,430)
                                                                 ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                     (11,169)         33,070
  Adviser Shares*                                                   5,035               -
                                                                 ------------------------
      Total net increase (decrease) in net assets
        from capital share transactions                            (6,134)         33,070
                                                                 ------------------------
  Net increase in net assets                                           21          45,666
NET ASSETS
  Beginning of year                                               609,919         564,253
                                                                 ------------------------
  End of year                                                    $609,940        $609,919
                                                                 ========================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

The Fund has two classes of shares: GNMA Trust Shares (Fund Shares) and, effective August 1, 2010, GNMA Trust Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

28  | USAA GNMA TRUST

================================================================================

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Repurchase agreements are valued at cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

       any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains

================================================================================

30  | USAA GNMA TRUST

================================================================================

    or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended May 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended May 31, 2011, the Fund paid CAPCO facility fees of $2,000, which represents 1.3% of the total fees paid to CAPCO by the

================================================================================

32  | USAA GNMA TRUST

================================================================================

USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2011.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended May 31, 2011, and 2010, was as follows:

                                             2011                       2010
                                          --------------------------------------
Ordinary income*                          $22,726,000                $22,430,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of May 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                      $    225,000
Accumulated capital and other losses                                (19,708,000)
Unrealized appreciation                                              36,826,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2011, the Fund utilized capital loss carryovers of $94,000 to offset capital gains. At May 31, 2011, the Fund had capital loss carryovers of $19,708,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2012 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

capital gains realized in the future until the capital loss carryovers have been used or expire.

             CAPITAL LOSS CARRYOVERS
-------------------------------------------------
EXPIRES                                 BALANCE
-------                               -----------
2012                                  $ 9,483,000
2013                                    4,814,000
2014                                    3,887,000
2015                                    1,524,000
                                      -----------
                           Total      $19,708,000
                                      ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year, ended May 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of May 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2011, were $120,616,000 and $108,928,000, respectively.

As of May 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was $571,543,000.

Gross unrealized appreciation and depreciation of investments as of May 31, 2011, for federal income tax purposes, were $37,058,000 and $232,000, respectively, resulting in net unrealized appreciation of $36,826,000.

================================================================================

34  | USAA GNMA TRUST

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At May 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                        YEAR ENDED             YEAR ENDED
                                         5/31/2011              5/31/2010
-------------------------------------------------------------------------------
                                   SHARES      AMOUNT     SHARES        AMOUNT
                                   --------------------------------------------
FUND SHARES:
Shares sold                         13,796   $ 140,916    18,029      $ 181,320
Shares issued from reinvested
 dividends                           1,949      19,940     1,947         19,609
Shares redeemed                    (16,861)   (172,025)  (16,690)      (167,859)
                                   --------------------------------------------
Net increase (decrease) from
 capital share transactions         (1,116)  $ (11,169)    3,286      $  33,070
                                   ============================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                            490   $   5,035         -      $       -
Shares issued from reinvested
 dividends                               -           -         -              -
Shares redeemed                         (-)         (-)       (-)            (-)
                                   --------------------------------------------
Net increase from capital
 share transactions                    490   $   5,035         -      $       -
                                   ============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper GNMA Funds Index over the performance period. The Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper GNMA Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended May 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $485,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(282,000) and less than $(500), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.05)% and (0.01)%, respectively.

================================================================================

36  | USAA GNMA TRUST

================================================================================

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the year ended May 31, 2011, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $914,000 and $6,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2011, the Fund reimbursed the Manager $19,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2011, to limit the annual expenses of the Adviser Shares to 0.90% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended May 31, 2011, the Adviser Shares incurred reimbursable expenses of $19,000, of which $3,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2011, the Fund Shares and Advisor Shares incurred transfer agent's fees, paid or payable to SAS, of $838,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended May 31, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $10,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At May 31, 2011, USAA and its affiliates owned 487,000 shares, which represent 99.3% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial

================================================================================

38  | USAA GNMA TRUST

================================================================================

    reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                           YEAR ENDED MAY 31,
                                      ------------------------------------------------------------
                                          2011         2010         2009         2008         2007
                                      ------------------------------------------------------------
Net asset value at
  beginning of period                 $  10.19     $   9.97     $   9.64     $   9.45     $   9.32
                                      ------------------------------------------------------------
Income from investment
  operations:
  Net investment income                    .38          .38          .43          .45          .44
  Net realized and unrealized gain         .11          .22          .33          .19          .13
                                      ------------------------------------------------------------
Total from investment operations           .49          .60          .76          .64          .57
                                      ------------------------------------------------------------
Less distributions from:
  Net investment income                   (.38)        (.38)        (.43)        (.45)        (.44)
                                      ------------------------------------------------------------
Net asset value at end of period      $  10.30     $  10.19     $   9.97     $   9.64     $   9.45
                                      ============================================================
Total return (%)*                         4.89         6.15(b)      8.05         6.94         6.25(a)
Net assets at end of period (000)     $604,893     $609,919     $564,253     $513,665     $504,626
Ratios to average net assets:**
  Expenses (%)(c)                          .42          .43(b)       .55          .51          .52(a)
  Net investment income (%)               3.71         3.79         4.38         4.74         4.69
Portfolio turnover (%)                      19           27           20           11           14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the year ended May 31, 2011, average net assets were $609,712,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $31,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

================================================================================

40  | USAA GNMA TRUST

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                          PERIOD ENDED
                                                        MAY 31, 2011***
                                                        ---------------
Net asset value at beginning of period                       $10.30
                                                             ------
Income (loss) from investment operations:
  Net investment income                                         .27
  Net realized and unrealized loss                             (.01)
                                                             ------
Total from investment operations                                .26
                                                             ------
Less distributions from:
  Net investment income                                        (.27)
                                                             ------
Net asset value at end of period                             $10.29
                                                             ======
Total return (%)*                                              2.58
Net assets at end of period (000)                            $5,047
Ratios to average net assets:**(a)
  Expenses (%)(b)                                               .90
  Expenses, excluding reimbursements (%)(b)                    1.39
  Net investment income (%)                                    3.21
Portfolio turnover (%)                                           19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended May 31, 2011, average net assets were $4,666,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

May 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2010, through May 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

42  | USAA GNMA TRUST

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING           ENDING           DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE      DECEMBER 1, 2010 -
                                DECEMBER 1, 2010     MAY 31, 2011        MAY 31, 2011
                                ---------------------------------------------------------
FUND SHARES
Actual                              $1,000.00         $1,023.50               $2.12

Hypothetical
  (5% return before expenses)        1,000.00          1,022.84                2.12

ADVISER SHARES
Actual                               1,000.00          1,020.03                4.53

Hypothetical
  (5% return before expenses)        1,000.00          1,020.44                4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.42% for Fund Shares and 0.90% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table are based on its actual total return of 2.35% for Fund Shares and 2.00% for Adviser Shares for the six-month period of December 1, 2010, through May 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

ADVISORY AGREEMENT

May 31, 2011

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is

================================================================================

44  | USAA GNMA TRUST

================================================================================

considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classifications, sales load type (in this case, investment companies with front-end sales loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board

================================================================================

46  | USAA GNMA TRUST

================================================================================

took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2010. The Board took into account Management's discussion of the Fund's performance, including factors that contributed to the Fund's underperformance, such as the effect of the current market environment, as well as the Fund's more recent improved performance. The Board also noted the relative small range among the performance returns among the peer group.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to

================================================================================

                                                        ADVISORY AGREEMENT |  47

================================================================================

the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's performance is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

48  | USAA GNMA TRUST

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of May 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

50  | USAA GNMA TRUST

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
BORN: JULY 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

   (2) Member of Executive Committee

   (3) Member of Audit Committee

   (4) Member of Pricing and Investment Committee

   (5) Member of Corporate Governance Committee

   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

52  | USAA GNMA TRUST

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------
DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

   (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

54  | USAA GNMA TRUST

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA
(8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23413-0711                                (C)2011, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On September 22, 2010, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 10 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended
May 31, 2011 and 2010 were $304,929 and $280,916, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2011 and 2010 were $63,358 and $61,513, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended May 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2011 and 2010 were $384,316 and $104,896, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

           APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/01/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/01/2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/01/2011
         ------------------------------
*Print the name and title of each signing officer under his or her signature.